UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—31.6%
*	Adobe Systems, Inc.	142,700	$13,385
*	Akamai Technologies, Inc.	226,887	12,608
*	Alphabet, Inc. Class “C”	32,438	24,165
*	Alphabet, Inc. Class “A”	42,780	32,637
*	CoStar Group, Inc.	49,857	9,381
	CSRA, Inc.	289,600	7,790
*	Facebook, Inc.	224,500	25,615
*	Guidewire Software, Inc.	83,400	4,544
	j2 Global, Inc.	108,400	6,675
	Mastercard, Inc.	286,200	27,046
	Microsoft Corporation	662,200	36,573
*	NeuStar, Inc.	297,278	7,313
*	Red Hat, Inc.	124,006	9,240
	Texas Instruments, Inc.	345,800	19,856
*	Vantiv, Inc.	313,300	16,881
			253,709
	Consumer Discretionary—19.8%
*	Amazon.com, Inc.	52,500	31,166
	BorgWarner, Inc.	340,100	13,060
	Dollar General Corporation	390,500	33,427
	Lowe’s Cos., Inc.	444,100	33,641
	Newell Rubbermaid, Inc.	285,900	12,662
*	Sally Beauty Holdings, Inc.	352,100	11,401
*	Steven Madden, Ltd.	241,900	8,960
	VF Corporation	227,500	14,733
			159,050
	Health Care—16.9%
*	Align Technology, Inc.	118,200	8,592
*	Biogen, Inc.	52,900	13,771
*	BioMarin Pharmaceutical, Inc.	83,100	6,854
	Bristol-Myers Squibb Co.	375,300	23,974
*	Cerner Corporation	376,600	19,945
	Gilead Sciences, Inc.	228,170	20,960
*	Mednax, Inc.	227,800	14,720
	Perrigo Co. plc†	54,300	6,947
	Shire plc—ADR	48,600	8,354
	Zoetis, Inc.	267,800	11,872
			135,989
	Industrials—12.2%
	Danaher Corporation	194,700	18,469
	Equifax, Inc.	84,004	9,601
	Fastenal Co.	203,000	9,947
	Rockwell Collins, Inc.	135,700	12,513
*	TransDigm Group, Inc.	68,980	15,199
	Union Pacific Corporation	271,400	21,590
*	Verisk Analytics, Inc.	129,620	10,359
			97,678
	Financials—8.1%
*	Affiliated Managers Group, Inc.	78,400	12,732
	Intercontinental Exchange, Inc.	75,000	17,635

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—(continued)
	Moody’s Corporation	93,661	$9,044
*	Signature Bank	69,000	9,392
	Willis Towers Watson plc†	136,100	16,150
			64,953
	Consumer Staples—4.9%
	Costco Wholesale Corporation	130,900	20,627
	The Kroger Co.	497,100	19,014
			39,641
	Materials—2.2%
	PPG Industries, Inc.	161,100	17,961
	Energy—1.7%
	Schlumberger, Ltd.†	182,300	13,445
	Total Common Stocks—97.4% (cost $642,422)		782,426
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $19,335, collateralized by FNMA, 3.300%, due 8/27/32	$19,335	19,335
	Total Repurchase Agreement—2.4% (cost $19,335)		19,335
	Total Investments—99.8% (cost $661,757)		801,761
	Cash and other assets, less liabilities—0.2%		1,983
	Net assets—100.0%		$803,744

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—34.4%
	Accenture plc†	10,710	$1,236
*	Adobe Systems, Inc.	24,120	2,263
*	Alphabet, Inc. Class “C”	3,146	2,344
*	Alphabet, Inc. Class “A”	4,660	3,555
	Apple, Inc.	55,985	6,102
*	Facebook, Inc.	24,690	2,817
	Mastercard, Inc.	25,460	2,406
	Microsoft Corporation	52,040	2,874
*	Red Hat, Inc.	24,860	1,852
	Texas Instruments, Inc.	46,350	2,661
			28,110
	Consumer Discretionary—23.5%
*	Amazon.com, Inc.	6,050	3,591
*	Chipotle Mexican Grill, Inc.	3,550	1,672
	Dollar General Corporation	43,720	3,742
*	O’Reilly Automotive, Inc.	8,810	2,411
	Starbucks Corporation	21,170	1,264
	The Home Depot, Inc.	33,350	4,450
	VF Corporation	32,780	2,123
			19,253
	Health Care—16.1%
*	Biogen, Inc.	7,480	1,947
	Bristol-Myers Squibb Co.	38,150	2,437
*	Cerner Corporation	40,560	2,148
*	IDEXX Laboratories, Inc.	18,090	1,417
	UnitedHealth Group, Inc.	22,040	2,841
	Zoetis, Inc.	53,990	2,393
			13,183
	Industrials—8.7%
	Danaher Corporation	11,440	1,085
*	TransDigm Group, Inc.	8,270	1,822
	Union Pacific Corporation	39,550	3,146
*	Verisk Analytics, Inc.	13,380	1,070
			7,123
	Consumer Staples—7.4%
*	Monster Beverage Corporation	8,490	1,132
	The Estee Lauder Cos., Inc.	20,510	1,934
	The Kroger Co.	78,450	3,001
			6,067
	Financials—4.3%
*	Affiliated Managers Group, Inc.	11,490	1,866
	Moody’s Corporation	17,270	1,668
			3,534
	Materials—2.1%
	PPG Industries, Inc.	15,120	1,686
	Energy—1.9%
	Schlumberger, Ltd.†	21,540	1,589

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Telecommunication Services—1.4%
*	SBA Communications Corporation	11,020	$1,104
	Total Common Stocks—99.8% (cost $68,430)		81,649
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $754, collateralized by FHLB, 3.180%, due 11/26/32	$754	754
	Total Repurchase Agreement—0.9% (cost $754)		754
	Total Investments—100.7% (cost $69,184)		82,403
	Liabilities, plus cash and other assets—(0.7)%		(591)
	Net assets—100.0%		$81,812

† = U.S. listed foreign security

* Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—23.2%
	American International Group, Inc.	1,033	$56
	American Tower Corporation	632	65
	Bank of America Corporation	4,616	62
*	CBRE Group, Inc.	722	21
	Citigroup, Inc.	1,379	58
	Citizens Financial Group, Inc.	1,582	33
	CNA Financial Corporation	891	29
	Discover Financial Services	382	19
	JPMorgan Chase & Co.	1,731	103
	Lincoln National Corporation	1,002	39
	Regions Financial Corporation	5,091	40
	SunTrust Banks, Inc.	1,232	44
*	Synchrony Financial	1,542	44
	Zions Bancorporation	991	24
			637
	Health Care—13.0%
	AbbVie, Inc.	518	30
	Baxalta, Inc.	610	25
*	Boston Scientific Corporation	2,341	44
	Cardinal Health, Inc.	446	36
*	Express Scripts Holding Co.	389	27
	Johnson & Johnson	452	49
	Merck & Co., Inc.	1,331	70
	PerkinElmer, Inc.	657	32
	Zimmer Biomet Holdings, Inc.	413	44
			357
	Information Technology—12.1%
	Belden, Inc.	643	39
	Cisco Systems, Inc.	2,915	83
*	Citrix Systems, Inc.	300	24
	Corning, Inc.	1,576	33
	Microsoft Corporation	1,544	85
	QUALCOMM, Inc.	905	46
*	VeriFone Systems, Inc.	806	23
			333
	Energy—11.6%
	Baker Hughes, Inc.	811	35
	Chevron Corporation	1,002	96
	Exxon Mobil Corporation	876	73
	Hess Corporation	1,283	68
	Schlumberger, Ltd.†	654	48
			320
	Industrials—10.5%
	Emerson Electric Co.	536	29
	FedEx Corporation	284	46
	Ingersoll-Rand plc†	553	35
	Kansas City Southern	424	36
	Textron, Inc.	1,120	41
	The Boeing Co.	210	27
	Union Pacific Corporation	352	28

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	United Technologies Corporation	480	$48
			290
	Consumer Staples—8.2%
	General Mills, Inc.	442	28
	Molson Coors Brewing Co.	362	35
	Philip Morris International, Inc.	873	86
*	The Hain Celestial Group, Inc.	606	25
	Walgreens Boots Alliance, Inc.	613	51
			225
	Consumer Discretionary—6.0%
	Big Lots, Inc.	604	27
*	Burlington Stores, Inc.	518	29
	CBS Corporation	799	44
	Delphi Automotive plc†	254	19
*	MGM Resorts International	1,067	23
	Nordstrom, Inc.	410	24
			166
	Utilities—5.9%
	Duke Energy Corporation	257	21
	NextEra Energy, Inc.	715	85
	WEC Energy Group, Inc.	942	56
			162
	Materials—4.0%
	Alcoa, Inc.	2,498	24
*	Axalta Coating Systems, Ltd.†	715	21
*	Owens-Illinois, Inc.	2,398	38
	Valspar Corporation	263	28
			111
	Telecommunication Services—3.7%
*	T-Mobile US, Inc.	1,512	58
	Verizon Communications, Inc.	783	42
			100
	Total Common Stocks—98.2% (cost $2,328)		2,701
	Total Investments—98.2% (cost $2,328)		2,701
	Cash and other assets, less liabilities—1.8%		50
	Net assets—100.0%		$2,751

* Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Consumer Discretionary—24.3%
	BorgWarner, Inc.	95,043	$3,650
	Brunswick Corporation	45,000	2,159
*	Chipotle Mexican Grill, Inc.	4,045	1,905
	Dollar General Corporation	92,065	7,881
	Hanesbrands, Inc.	179,900	5,098
	L Brands, Inc.	26,500	2,327
	Newell Rubbermaid, Inc.	142,200	6,298
*	O’Reilly Automotive, Inc.	12,834	3,512
	Ross Stores, Inc.	95,600	5,535
*	Sally Beauty Holdings, Inc.	70,601	2,286
	Six Flags Entertainment Corporation	50,580	2,807
	Tractor Supply Co.	20,000	1,809
			45,267
	Information Technology—19.3%
*	Akamai Technologies, Inc.	62,513	3,474
	Booz Allen Hamilton Holding Corporation	94,000	2,846
*	Check Point Software Technologies, Ltd.†	21,300	1,863
*	CoStar Group, Inc.	23,677	4,455
	CSRA, Inc.	119,000	3,201
*	Genpact, Ltd.†	204,852	5,570
*	Guidewire Software, Inc.	68,520	3,733
	MAXIMUS, Inc.	49,900	2,627
*	Red Hat, Inc.	46,030	3,430
*	Vantiv, Inc.	87,224	4,700
			35,899
	Health Care—17.4%
*	Align Technology, Inc.	37,280	2,710
*	BioMarin Pharmaceutical, Inc.	24,042	1,983
*	Centene Corporation	68,500	4,218
*	Cerner Corporation	76,400	4,046
	DENTSPLY SIRONA, Inc.	63,359	3,905
*	IDEXX Laboratories, Inc.	25,540	2,000
*	Mednax, Inc.	82,560	5,335
*	Mettler-Toledo International, Inc.	9,020	3,110
	Perrigo Co. plc†	19,600	2,507
	Zoetis, Inc.	59,200	2,624
			32,438
	Industrials—15.9%
	AMETEK, Inc.	53,658	2,682
	Carlisle Cos., Inc.	26,900	2,677
	Equifax, Inc.	25,300	2,892
*	Old Dominion Freight Line, Inc.	112,086	7,803
	Rockwell Collins, Inc.	55,670	5,133
*	The Middleby Corporation	23,570	2,517
*	TransDigm Group, Inc.	12,500	2,754
*	Verisk Analytics, Inc.	39,780	3,179
			29,637
	Financials—12.1%
*	Affiliated Managers Group, Inc.	27,255	4,426
	Intercontinental Exchange, Inc.	21,295	5,007

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—(continued)
	Moody’s Corporation	42,800	$4,133
*	Signature Bank	27,520	3,746
	Willis Towers Watson plc†	44,290	5,256
			22,568
	Materials—4.2%
	Ball Corporation	58,100	4,142
	Vulcan Materials Co.	34,000	3,589
			7,731
	Telecommunication Services—2.0%
*	SBA Communications Corporation	37,550	3,761
	Consumer Staples—1.5%
	Tyson Foods, Inc.	40,900	2,726
	Energy—0.7%
*	Concho Resources, Inc.	12,920	1,306
	Total Common Stocks—97.4% (cost $165,632)		181,333
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $5,186, collateralized by FHLB, 3.180%, due 11/26/32	$5,186	5,186
	Total Repurchase Agreement—2.8% (cost $5,186)		5,186
	Total Investments—100.2% (cost $170,818)		186,519
	Liabilities, plus cash and other assets—(0.2)%		(432)
	Net assets—100.0%		$186,087

* Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—31.9%
	Allied World Assurance Co. Holdings, Ltd.†	836	$29
	American Campus Communities, Inc.	943	44
	Ameriprise Financial, Inc.	237	22
*	Arch Capital Group, Ltd.†	472	33
	Assured Guaranty, Ltd.†	943	24
	Camden Property Trust	462	39
	DDR Corporation	1,753	31
	Douglas Emmett, Inc.	1,266	38
*	E*TRADE Financial Corporation	948	23
	East West Bancorp, Inc.	983	32
*	Equity Commonwealth	719	20
	Essex Property Trust, Inc.	156	36
	FNF Group	821	28
	General Growth Properties, Inc.	1,212	36
	Hanover Insurance Group, Inc.	450	41
	Hartford Financial Services Group, Inc.	910	42
	Jones Lang LaSalle, Inc.	271	32
	National Retail Properties, Inc.	446	21
	Northern Trust Corporation	625	41
	PacWest Bancorp	827	31
	Pebblebrook Hotel Trust	558	16
	Principal Financial Group, Inc.	704	28
	Prologis, Inc.	661	29
*	Signature Bank	166	23
	SL Green Realty Corporation	283	27
	SunTrust Banks, Inc.	715	26
*	SVB Financial Group	236	24
	Taubman Centers, Inc.	318	23
	Ventas, Inc.	529	33
	Zions Bancorporation	693	17
			889
	Utilities—12.4%
	American Water Works Co., Inc.	582	40
	Aqua America, Inc.	1,260	40
	Atmos Energy Corporation	571	43
	CMS Energy Corporation	1,085	46
	Eversource Energy	705	41
	Pinnacle West Capital Corporation	478	36
	WEC Energy Group, Inc.	868	52
	Xcel Energy, Inc.	1,166	49
			347
	Information Technology—10.3%
*	Akamai Technologies, Inc.	418	23
	Belden, Inc.	726	45
*	Cadence Design Systems, Inc.	2,355	56
*	CommScope Holding Co., Inc.	1,184	33
*	Genpact, Ltd.†	990	27
	Juniper Networks, Inc.	1,388	35
	TE Connectivity, Ltd.†	552	34
*	Trimble Navigation, Ltd.	1,364	34
			287

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—10.1%
	Carlisle Cos., Inc.	316	$31
	Flowserve Corporation	374	17
	Fortune Brands Home & Security, Inc.	485	27
	Hubbell, Inc.	342	36
	Ingersoll-Rand plc†	621	39
	Kansas City Southern	303	26
	KAR Auction Services, Inc.	929	35
	The Toro Co.	409	35
	Wabtec Corporation	464	37
			283
	Consumer Discretionary—8.4%
	Autoliv, Inc.	244	29
	Darden Restaurants, Inc.	479	32
	Foot Locker, Inc.	282	18
	H&R Block, Inc.	729	19
	Lennar Corporation	546	26
	Newell Rubbermaid, Inc.	738	33
*	The Michaels Cos., Inc.	872	24
	Vail Resorts, Inc.	157	21
	VF Corporation	505	33
			235
	Energy—8.3%
*	Cameron International Corporation	552	37
	Cimarex Energy Co.	260	25
*	Gulfport Energy Corporation	776	22
	Hess Corporation	388	21
*	Memorial Resource Development Corporation	1,868	19
	Noble Energy, Inc.	893	28
	Patterson-UTI Energy, Inc.	1,681	30
	Pioneer Natural Resources Co.	209	29
	Rowan Cos. plc†	827	13
*	Whiting Petroleum Corporation	836	7
			231
	Health Care—6.9%
	CIGNA Corporation	178	24
*	Hologic, Inc.	900	31
*	Mednax, Inc.	611	40
*	Mettler-Toledo International, Inc.	137	47
	Zimmer Biomet Holdings, Inc.	476	51
			193
	Consumer Staples—5.2%
	ConAgra Foods, Inc.	827	37
	Ingredion, Inc.	472	51
	The Kroger Co.	1,472	56
			144
	Materials—4.9%
	Carpenter Technology Corporation	817	28
	Eastman Chemical Co.	541	39
	FMC Corporation	640	26

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Materials—(continued)
Steel Dynamics, Inc.	1,970	$44
		137
Total Common Stocks—98.4% (cost $2,301)		2,746
Total Investments—98.4% (cost $2,301)		2,746
Cash and other assets, less liabilities—1.6%		44
Net assets—100.0%		$2,790

† = U.S. listed foreign security

* Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—21.7%
*	ABIOMED, Inc.	166,158	$15,754
*	Align Technology, Inc.	349,253	25,387
*	Amedisys, Inc.	142,200	6,874
*	Cambrex Corporation	400,350	17,615
*	Centene Corporation	360,050	22,168
	DENTSPLY SIRONA, Inc.	270,904	16,696
*	ExamWorks Group, Inc.	461,016	13,628
	HealthSouth Corporation	370,954	13,959
*	IDEXX Laboratories, Inc.	342,812	26,849
*	Ligand Pharmaceuticals, Inc.	254,489	27,253
*	Mednax, Inc.	382,270	24,702
*	Mettler-Toledo International, Inc.	82,340	28,388
*	Quintiles Transnational Holdings, Inc.	320,030	20,834
			260,107
	Information Technology—19.4%
*	Akamai Technologies, Inc.	257,476	14,308
	Booz Allen Hamilton Holding Corporation	765,348	23,175
*	CoStar Group, Inc.	148,320	27,909
	CSRA, Inc.	437,640	11,773
*	Gartner, Inc.	231,820	20,713
*	Guidewire Software, Inc.	591,414	32,220
	j2 Global, Inc.	360,125	22,176
	MAXIMUS, Inc.	484,630	25,511
*	NeuStar, Inc.	435,656	10,717
*	Pandora Media, Inc.	630,873	5,646
*	Vantiv, Inc.	490,120	26,408
*	WNS Holdings, Ltd.—ADR	411,420	12,606
			233,162
	Consumer Discretionary—16.0%
*	2U, Inc.	493,495	11,153
	Brunswick Corporation	242,422	11,631
	Choice Hotels International, Inc.	249,026	13,460
*	Fiesta Restaurant Group, Inc.	42,302	1,387
*	IMAX Corporation†	512,323	15,928
*	Jarden Corporation	446,495	26,321
*	Sally Beauty Holdings, Inc.	586,090	18,977
*	ServiceMaster Global Holdings, Inc.	386,028	14,545
	Six Flags Entertainment Corporation	562,696	31,224
*	Steven Madden, Ltd.	182,365	6,755
	Tractor Supply Co.	196,030	17,733
*	Ulta Salon Cosmetics & Fragrance, Inc.	120,510	23,348
			192,462
	Financials—14.1%
*	Affiliated Managers Group, Inc.	154,951	25,164
	CBOE Holdings, Inc.	381,700	24,936
*	Colliers International Group, Inc.†	221,364	8,381
*	Encore Capital Group, Inc.	399,041	10,271
	FactSet Research Systems, Inc.	94,654	14,343
	First Cash Financial Services, Inc.	303,623	13,985
*	FirstService Corporation†	551,982	22,598
	Jones Lang LaSalle, Inc.	112,111	13,153

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—(continued)
	OM Asset Management plc†	640,328	$8,548
*	Signature Bank	135,730	18,476
	Virtu Financial, Inc.	419,222	9,269
			169,124
	Industrials—14.0%
	CEB, Inc.	291,698	18,882
	Healthcare Services Group, Inc.	454,075	16,714
	Hexcel Corporation	356,750	15,594
*	Huron Consulting Group, Inc.	222,014	12,919
	Manpowergroup, Inc.	190,130	15,480
*	Old Dominion Freight Line, Inc.	421,181	29,323
*	Stericycle, Inc.	101,680	12,831
*	The Middleby Corporation	167,152	17,847
	The Toro Co.	145,863	12,562
*	TransDigm Group, Inc.	71,155	15,678
			167,830
	Materials—4.9%
	Ball Corporation	228,830	16,313
	Celanese Corporation	239,170	15,666
	International Flavors & Fragrances, Inc.	194,020	22,074
	Martin Marietta Materials, Inc.	32,847	5,239
			59,292
	Consumer Staples—2.9%
	Nu Skin Enterprises, Inc.	408,002	15,606
	WD-40 Co.	179,390	19,376
			34,982
	Energy—1.9%
*	Carrizo Oil & Gas, Inc.	253,850	7,849
*	Diamondback Energy, Inc.	194,010	14,974
			22,823
	Telecommunication Services—1.9%
*	SBA Communications Corporation	222,500	22,288
	Total Common Stocks—96.8% (cost $1,028,451)		1,162,070
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $30,774, collateralized by FHLB, 3.300%, due 8/27/32	$30,774	30,774
	Total Repurchase Agreement—2.6% (cost $30,774)		30,774

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.4% (cost $1,059,225)	$1,192,844
Cash and other assets, less liabilities—0.6%	6,862
Net assets—100.0%	$1,199,706

ADR = American Depository Receipt
* Non-income producing securities
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—36.6%
	Acadia Realty Trust	1,040	$37
	Allied World Assurance Co. Holdings, Ltd.†	1,179	41
	American Assets Trust, Inc.	979	39
	American Campus Communities, Inc.	909	43
*	Arch Capital Group, Ltd.†	765	54
	Assured Guaranty, Ltd.†	1,411	36
	Bank of the Ozarks, Inc.	811	34
	Boston Private Financial Holdings, Inc.	1,302	15
	Camden Property Trust	671	56
	Care Capital Properties, Inc.	648	17
	CNO Financial Group, Inc.	1,737	31
	CVB Financial Corporation	1,025	18
	DDR Corporation	1,914	34
	Douglas Emmett, Inc.	1,531	46
*	E*TRADE Financial Corporation	1,814	44
	East West Bancorp, Inc.	1,248	41
	EastGroup Properties, Inc.	591	36
	Education Realty Trust, Inc.	907	38
	EPR Properties	541	36
*	Equity Commonwealth	1,053	30
	Equity One, Inc.	1,005	29
	First American Financial Corporation	1,110	42
	Glacier Bancorp, Inc.	1,515	38
	Hanover Insurance Group, Inc.	606	55
	Highwoods Properties, Inc.	906	43
	Home BancShares, Inc.	730	30
	Iberiabank Corporation	592	30
	Jones Lang LaSalle, Inc.	329	39
	National Retail Properties, Inc.	435	20
	PacWest Bancorp	1,015	38
	Pebblebrook Hotel Trust	995	29
	Prosperity Bancshares, Inc.	723	34
	Radian Group, Inc.	2,422	30
	Renasant Corporation	848	28
	Selective Insurance Group, Inc.	1,206	44
*	Signature Bank	264	36
	Sunstone Hotel Investors, Inc.	2,266	32
*	SVB Financial Group	267	27
	Taubman Centers, Inc.	528	38
	Umpqua Holdings Corporation	1,965	31
*	Western Alliance Bancorp	881	29
	WSFS Financial Corporation	1,270	41
	Yadkin Financial Corporation	994	23
	Zions Bancorporation	1,031	25
			1,537
	Industrials—13.1%
	Barnes Group, Inc.	565	20
	Carlisle Cos., Inc.	420	42
	CIRCOR International, Inc.	453	21
	Curtiss-Wright Corporation	449	34
	EMCOR Group, Inc.	790	38
	Flowserve Corporation	441	20
	Fortune Brands Home & Security, Inc.	632	35
*	FTI Consulting, Inc.	659	23

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	G&K Services, Inc.	519	$38
	Hubbell, Inc.	394	42
	Interface, Inc.	1,747	32
	KAR Auction Services, Inc.	1,119	43
*	Lydall, Inc.	686	22
	Matson, Inc.	857	34
	Standex International Corporation	292	23
	The Toro Co.	508	44
	Wabtec Corporation	502	40
			551
	Consumer Discretionary—10.6%
	Autoliv, Inc.	265	31
	Children’s Place, Inc.	547	46
	Churchill Downs, Inc.	139	21
	Dana Holding Corporation	1,159	16
	Darden Restaurants, Inc.	391	26
	Ethan Allen Interiors, Inc.	681	22
*	Express, Inc.	1,783	38
	Foot Locker, Inc.	275	18
*	Genesco, Inc.	408	29
	H&R Block, Inc.	719	19
*	Krispy Kreme Doughnuts, Inc.	2,156	34
	Lennar Corporation	688	33
	Meredith Corporation	687	33
*	The Michaels Cos., Inc.	851	24
	Vail Resorts, Inc.	254	34
	Wolverine World Wide, Inc.	1,105	20
			444
	Information Technology—10.3%
*	Acxiom Corporation	3,346	72
	Belden, Inc.	863	53
	Booz Allen Hamilton Holding Corporation	1,424	43
*	Cadence Design Systems, Inc.	2,993	71
*	CommScope Holding Co., Inc.	831	23
*	Genpact, Ltd.†	1,456	40
*	Inphi Corporation	1,584	53
	j2 Global, Inc.	769	47
	Littelfuse, Inc.	238	29
			431
	Utilities—10.2%
	American Water Works Co., Inc.	633	44
	Aqua America, Inc.	1,607	51
	Atmos Energy Corporation	760	56
	CMS Energy Corporation	1,324	56
	IDACORP, Inc.	607	45
	Pinnacle West Capital Corporation	558	42
	PNM Resources, Inc.	1,032	35
	Portland General Electric Co.	729	29
	Southwest Gas Corporation	571	38
	The Laclede Group, Inc.	469	32
			428

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—5.2%
	CONMED Corporation	518	$22
*	Greatbatch, Inc.	646	23
	HealthSouth Corporation	954	36
*	Hologic, Inc.	655	23
*	Magellan Health, Inc.	356	24
*	Mednax, Inc.	664	43
*	Mettler-Toledo International, Inc.	135	46
*	Nuvectra Corporation	1	—
			217
	Energy—5.1%
*	Exterran Corporation	567	9
*	Gulfport Energy Corporation	1,228	35
*	Helix Energy Solutions Group, Inc.	2,813	16
*	Memorial Resource Development Corporation	3,204	32
*	Parsley Energy, Inc.	1,311	30
	Patterson-UTI Energy, Inc.	1,591	28
*	PDC Energy, Inc.	558	33
*	TETRA Technologies, Inc.	4,111	26
*	Whiting Petroleum Corporation	929	7
			216
	Materials—5.0%
	Carpenter Technology Corporation	664	23
	FMC Corporation	521	21
	Minerals Technologies, Inc.	633	36
	PolyOne Corporation	1,310	39
	Sensient Technologies Corporation	511	32
	Silgan Holdings, Inc.	446	24
	Steel Dynamics, Inc.	1,509	34
			209
	Consumer Staples—2.6%
*	Darling Ingredients, Inc.	1,313	17
	Ingredion, Inc.	568	61
	J&J Snack Foods Corporation	292	32
			110
	Total Common Stocks—98.7% (cost $3,683)		4,143
	Repurchase Agreement
	State Street Bank and Trust Company, 0.030% dated 3/31/16, due 4/1/16, repurchase price $75, collateralized by U.S. Treasury Note, 3.125%, due 5/15/21	$75	75
	Total Repurchase Agreement—1.8% (cost $75)		75

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—100.5% (cost $3,758)	$4,218
Liabilities, plus cash and other assets—(0.5)%	(19)
Net assets—100.0%	$4,199

† = U.S. listed foreign security
* Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—21.7%
*	Acxiom Corporation	250,990	$5,381
*	Callidus Software, Inc.	298,927	4,986
*	Envestnet, Inc.	143,390	3,900
*	Guidewire Software, Inc.	87,396	4,761
*	Inphi Corporation	121,200	4,041
	j2 Global, Inc.	132,161	8,139
	MAXIMUS, Inc.	52,730	2,776
*	MaxLinear, Inc.	235,061	4,349
*	Mercury Systems, Inc.	89,675	1,820
*	NeuStar, Inc.	153,358	3,773
*	OSI Systems, Inc.	67,474	4,419
*	Pandora Media, Inc.	337,970	3,025
*	Q2 Holdings, Inc.	107,690	2,589
*	Quotient Technology, Inc.	179,274	1,900
	TeleTech Holdings, Inc.	110,478	3,067
*	Ultimate Software Group, Inc.	23,682	4,582
*	USA Technologies, Inc.	1,249,230	5,447
*	WNS Holdings, Ltd.—ADR	168,644	5,167
*	Xactly Corporation	500,031	3,425
			77,547
	Health Care—17.5%
*	ABIOMED, Inc.	45,580	4,321
*	Accelerate Diagnostics, Inc.	252,059	3,622
*	Air Methods Corporation	195,350	7,076
*	Akorn, Inc.	85,090	2,002
*	Amedisys, Inc.	100,805	4,873
*	AtriCure, Inc.	220,413	3,709
*	Cambrex Corporation	98,905	4,352
*	Connecture, Inc.	149,866	384
*	Exact Sciences Corporation	132,070	890
*	ExamWorks Group, Inc.	291,604	8,620
	HealthSouth Corporation	99,345	3,738
	LeMaitre Vascular, Inc.	238,955	3,709
*	Ligand Pharmaceuticals, Inc.	62,300	6,672
*	NxStage Medical, Inc.	297,956	4,466
*	Repligen Corporation	152,800	4,098
			62,532
	Consumer Discretionary—17.4%
*	2U, Inc.	153,400	3,467
	Cable One, Inc.	5,740	2,509
	Choice Hotels International, Inc.	104,452	5,646
	Collectors Universe, Inc.	140,208	2,328
*	Fiesta Restaurant Group, Inc.	112,140	3,676
*	Five Below, Inc.	82,680	3,418
*	IMAX Corporation†	202,061	6,282
	Interval Leisure Group, Inc.	192,459	2,779
*	Mattress Firm Holding Corporation	35,550	1,507
	Monro Muffler Brake, Inc.	30,351	2,169
	Nutrisystem, Inc.	170,730	3,563
	Six Flags Entertainment Corporation	196,072	10,880
*	Steven Madden, Ltd.	112,480	4,166
*	U.S. Auto Parts Network, Inc.	1,647,409	4,217

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Universal Electronics, Inc.	90,462	$5,608
			62,215
	Industrials—14.3%
	Albany International Corporation	43,760	1,645
	CEB, Inc.	65,060	4,211
	ESCO Technologies, Inc.	117,960	4,598
*	Franklin Covey Co.	298,999	5,259
*	GP Strategies Corporation	195,350	5,353
	Healthcare Services Group, Inc.	188,910	6,954
	HEICO Corporation	50,510	3,037
*	Hudson Technologies, Inc.	1,734,104	5,688
*	Huron Consulting Group, Inc.	60,399	3,515
*	ICF International, Inc.	168,901	5,805
	John Bean Technologies Corporation	84,745	4,780
			50,845
	Financials—10.8%
*	BofI Holding, Inc.	162,840	3,475
*	Colliers International Group, Inc.†	124,093	4,698
*	Cowen Group, Inc.	879,344	3,350
*	Encore Capital Group, Inc.	75,626	1,947
	First Cash Financial Services, Inc.	145,616	6,707
*	FirstService Corporation†	126,329	5,172
	OM Asset Management plc†	359,707	4,802
	Pinnacle Financial Partners, Inc.	53,250	2,613
	Virtu Financial, Inc.	264,452	5,847
			38,611
	Consumer Staples—4.6%
*	Herbalife, Ltd.†	80,590	4,961
	Nu Skin Enterprises, Inc.	121,345	4,642
	WD-40 Co.	61,291	6,620
			16,223
	Materials—2.6%
*	Headwaters, Inc.	221,372	4,392
*	Stillwater Mining Co.	461,976	4,920
			9,312
	Energy—2.0%
*	Carrizo Oil & Gas, Inc.	72,553	2,243
*	Gulfport Energy Corporation	60,507	1,715
*	Hornbeck Offshore Services, Inc.	109,710	1,089
*	Parsley Energy, Inc.	88,310	1,996
			7,043
	Telecommunication Services—1.8%
*	ORBCOMM, Inc.	638,922	6,472
	Total Common Stocks—92.7% (cost $291,756)		330,800

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Exchange-Traded Fund
iShares Russell 2000 Growth Index Fund	91,850	$12,187
Total Exchange-Traded Fund—3.4% (cost $11,137)		12,187
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $11,614, collateralized by FHLB, 3.180%, due 11/26/32-12/6/32, and FNMA, 3.250%, due 12/27/32	$11,614	11,614
Total Repurchase Agreement—3.2% (cost $11,614)		11,614
Total Investments—99.3% (cost $314,507)		354,601
Cash and other assets, less liabilities—0.7%		2,364
Net assets—100.0%		$356,965

ADR = American Depository Receipt
* Non-income producing securities
† = U.S. listed foreign security

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended March 31, 2016 with companies deemed affiliated during the period or at March 31, 2016.

		Share Activity				Period Ended March 31, 2016

									Change in net
									unrealized
		Balance			Balance		Dividend	Net realized	appreciation
	Security Name	12/31/2015	Purchases	Sales	3/31/2016	Value	Income	gain (loss)	(depreciation)
p	Hudson Technologies, Inc.	1,681,784	52,320	—	1,734,104	$5,688	$—	$—	$514
						$5,688	$—	$—	$514

p	Affiliated company at March 31, 2016. The Fund’s total value in companies deemed to be affiliated at March 31, 2016 was $5,688.

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—38.1%
	Acadia Realty Trust	192,971	$6,779
	American Assets Trust, Inc.	178,637	7,131
	American Campus Communities, Inc.	181,746	8,558
	Bank of the Ozarks, Inc.	154,410	6,481
	Berkshire Hills Bancorp, Inc.	209,967	5,646
	Boston Private Financial Holdings, Inc.	302,442	3,463
	Care Capital Properties, Inc.	113,016	3,033
*	Cascade Bancorp	675,669	3,858
	CNO Financial Group, Inc.	455,371	8,160
	CoBiz Financial, Inc.	538,476	6,365
	CVB Financial Corporation	184,021	3,211
	Douglas Emmett, Inc.	228,520	6,881
	EastGroup Properties, Inc.	82,654	4,990
	Education Realty Trust, Inc.	200,479	8,340
	EPR Properties	108,649	7,238
*	Equity Commonwealth	147,311	4,157
	Equity One, Inc.	144,530	4,142
	First American Financial Corporation	182,302	6,948
	Glacier Bancorp, Inc.	290,954	7,396
	Hanover Insurance Group, Inc.	92,543	8,349
	Highwoods Properties, Inc.	155,307	7,425
	Home BancShares, Inc.	154,309	6,319
	Iberiabank Corporation	135,756	6,960
	National Bank Holdings Corporation	202,632	4,132
	PacWest Bancorp	182,506	6,780
	Pebblebrook Hotel Trust	205,967	5,988
	Prosperity Bancshares, Inc.	137,605	6,384
	Radian Group, Inc.	504,761	6,259
	Renasant Corporation	212,632	6,998
*	Safeguard Scientifics, Inc.	277,954	3,683
	Selective Insurance Group, Inc.	211,408	7,740
	Sunstone Hotel Investors, Inc.	407,999	5,712
	Umpqua Holdings Corporation	453,148	7,187
*	Western Alliance Bancorp	226,074	7,546
	WSFS Financial Corporation	219,629	7,142
	Yadkin Financial Corporation	256,624	6,074
			223,455
	Industrials—12.9%
	Barnes Group, Inc.	114,871	4,024
	CIRCOR International, Inc.	115,450	5,356
	Curtiss-Wright Corporation	96,482	7,301
	EMCOR Group, Inc.	148,620	7,223
*	FTI Consulting, Inc.	126,998	4,510
	G&K Services, Inc.	135,754	9,944
	Interface, Inc.	349,742	6,484
	Kadant, Inc.	120,072	5,422
*	Lydall, Inc.	125,470	4,080
	Matson, Inc.	148,017	5,946
*	Northwest Pipe Co.	236,252	2,178
	Standex International Corporation	66,099	5,143
	The Toro Co.	96,098	8,276
			75,887

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—11.1%
*	Acxiom Corporation	526,672	$11,292
	ADTRAN, Inc.	192,966	3,902
	Belden, Inc.	118,982	7,303
	Booz Allen Hamilton Holding Corporation	235,761	7,139
*	Cadence Design Systems, Inc.	381,049	8,985
*	CommScope Holding Co., Inc.	114,979	3,210
*	Inphi Corporation	219,743	7,326
*	Intralinks Holdings, Inc.	476,414	3,754
	j2 Global, Inc.	108,537	6,684
	Littelfuse, Inc.	47,190	5,810
			65,405
	Consumer Discretionary—11.0%
	Brunswick Corporation	59,877	2,873
*	Cavco Industries, Inc.	48,990	4,579
	Children’s Place, Inc.	103,092	8,605
	Churchill Downs, Inc.	32,132	4,752
	Dana Holding Corporation	265,403	3,739
	Ethan Allen Interiors, Inc.	137,401	4,372
*	Express, Inc.	316,395	6,774
*	Genesco, Inc.	67,658	4,888
*	Krispy Kreme Doughnuts, Inc.	462,949	7,217
	Meredith Corporation	111,872	5,314
	Vail Resorts, Inc.	55,211	7,382
	Wolverine World Wide, Inc.	208,299	3,837
			64,332
	Utilities—8.1%
	ALLETE, Inc.	109,718	6,152
	Chesapeake Utilities Corporation	72,330	4,555
	IDACORP, Inc.	102,207	7,624
	PNM Resources, Inc.	229,521	7,739
	Portland General Electric Co.	177,193	6,997
	Southwest Gas Corporation	122,315	8,054
	The Laclede Group, Inc.	90,873	6,157
			47,278
	Energy—4.8%
	Archrock, Inc.	378,400	3,027
*	Exterran Corporation	183,305	2,834
*	Helix Energy Solutions Group, Inc.	482,035	2,700
*	Memorial Resource Development Corporation	501,366	5,104
*	Parsley Energy, Inc.	236,740	5,350
*	PDC Energy, Inc.	89,098	5,297
*	Ring Energy, Inc.	67,401	340
*	TETRA Technologies, Inc.	573,018	3,639
			28,291
	Materials—4.1%
	Minerals Technologies, Inc.	106,096	6,032
	PolyOne Corporation	201,537	6,096
	Sensient Technologies Corporation	99,763	6,331
	Silgan Holdings, Inc.	109,618	5,828
			24,287

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—4.0%
	CONMED Corporation	161,055	$6,755
*	Greatbatch, Inc.	167,235	5,960
	HealthSouth Corporation	163,795	6,164
*	Magellan Health, Inc.	70,093	4,761
*	Nuvectra Corporation	7	—
			23,640
	Consumer Staples—3.5%
*	Darling Ingredients, Inc.	433,789	5,713
	J&J Snack Foods Corporation	69,734	7,551
	SpartanNash Co.	238,718	7,235
			20,499
	Total Common Stocks—97.6% (cost $488,933)		573,074
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $9,095, collateralized by FHLB, 3.180%, due 11/26/32	$9,095	9,095
	Total Repurchase Agreement—1.5% (cost $9,095)		9,095
	Total Investments—99.1% (cost $498,028)		582,169
	Cash and other assets, less liabilities—0.9%		5,195
	Net assets—100.0%		$587,364

* Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—51.1%
	Canada—5.6%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	50,573	$2,251
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	61,065	2,124
	Intact Financial Corporation (Insurance)	26,795	1,876
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	88,150	2,455
			8,706
	United States—45.5%
*	Affiliated Managers Group, Inc. (Capital markets)	12,708	2,064
*	Align Technology, Inc. (Health care equipment & supplies)	28,460	2,069
*	Alphabet, Inc. Class “A” (Internet software & services)	4,859	3,707
*	Amazon.com, Inc. (Internet & catalog retail)	4,442	2,637
*	ANSYS, Inc. (Software)	18,069	1,616
	Apogee Enterprises, Inc. (Building products)	26,136	1,147
	Bristol-Myers Squibb Co. (Pharmaceuticals)	43,401	2,772
*	Centene Corporation (Health care providers & services)	41,852	2,577
*	CoStar Group, Inc. (Internet software & services)	4,952	932
	Costco Wholesale Corporation (Food & staples retailing)	12,420	1,957
	Danaher Corporation (Industrial conglomerates)	24,166	2,292
*	Edwards Lifesciences Corporation (Health care equipment & supplies)	10,881	960
	Eli Lilly & Co. (Pharmaceuticals)	26,302	1,894
	EOG Resources, Inc. (Oil, gas & consumable fuels)	16,810	1,220
	Equifax, Inc. (Professional services)	17,167	1,962
*	Facebook, Inc. (Internet software & services)	19,924	2,273
	General Electric Co. (Industrial conglomerates)	96,052	3,053
	Gilead Sciences, Inc. (Biotechnology)	25,998	2,388
	Intercontinental Exchange, Inc. (Diversified financial services)	8,349	1,963
	Jones Lang LaSalle, Inc. (Real estate management & development)	16,983	1,992
	Mastercard, Inc. Class “A” (IT services)	30,335	2,867
	Moody’s Corporation (Diversified financial services)	20,401	1,970
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	24,807	1,525
*	O’Reilly Automotive, Inc. (Specialty retail)	5,809	1,590
	Pioneer Natural Resources Co. (Oil, gas & consumable fuels)	6,827	961
	PPG Industries, Inc. (Chemicals)	25,928	2,891
	Raytheon Co. (Aerospace & defense)	14,117	1,731
*	Red Hat, Inc. (Software)	21,714	1,618
	Schlumberger, Ltd. (Energy equipment & services)†	24,415	1,801
	The Home Depot, Inc. (Specialty retail)	37,087	4,948
	The Sherwin-Williams Co. (Chemicals)	7,546	2,148
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	11,265	1,595
*	Ulta Salon Cosmetics & Fragrance, Inc. (Specialty retail)	8,277	1,604
	Watsco, Inc. (Trading companies & distributors)	12,956	1,746
			70,470
	Europe, Mid-East—16.9%
	Denmark—1.5%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	41,919	2,274
	Finland—1.1%
	Kone Oyj Class “B” (Machinery)	34,211	1,649

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—(continued)
	France—4.2%
	Cap Gemini S.A. (IT services)	42,812	$4,023
	Valeo S.A. (Auto components)	16,075	2,502
			6,525
	Germany—1.3%
	Continental AG (Auto components)	8,543	1,944
	Israel—2.0%
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	57,985	3,103
	Netherlands—3.2%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	31,873	2,584
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	100,368	2,437
			5,021
	Sweden—2.1%
	Assa Abloy AB Class “B” (Building products)	82,558	1,629
	Atlas Copco AB Class “A” (Machinery)	66,968	1,686
			3,315
	Switzerland—1.5%
	Partners Group Holding AG (Capital markets)	5,797	2,330
	United Kingdom—8.5%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	50,160	730
	Compass Group plc (Hotels, restaurants & leisure)	164,853	2,908
	easyJet plc (Airlines)	78,147	1,705
	Prudential plc (Insurance)	125,077	2,337
	Reckitt Benckiser Group plc (Household products)	26,977	2,608
	WPP plc (Media)	121,418	2,837
			13,125
	Emerging Asia—8.3%
	China—4.2%
*	Baidu, Inc.—ADR (Internet software & services)	11,776	2,248
	China Overseas Land & Investment, Ltd. (Real estate management & development)	678,000	2,146
	Tencent Holdings, Ltd. (Internet software & services)	104,900	2,143
			6,537
	India—1.6%
	HDFC Bank, Ltd.—ADR (Banks)	39,844	2,456
	Taiwan—2.5%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	149,445	3,915
	Japan—7.9%
	Daikin Industries, Ltd. (Building products)	30,700	2,295
	Fuji Heavy Industries, Ltd. (Automobiles)	61,500	2,172
	Kao Corporation (Personal products)	40,500	2,160
	Keyence Corporation (Electronic equipment, instruments & components)	2,400	1,309
	ORIX Corporation (Diversified financial services)	163,400	2,331

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Japan—(continued)
Shimano, Inc. (Leisure products)	12,700	$1,990
		12,257
Asia—4.4%
Australia—1.2%
Macquarie Group, Ltd. (Capital markets)	37,560	1,903
Hong Kong—1.5%
AIA Group, Ltd. (Insurance)	404,200	2,290
Singapore—1.7%
Broadcom, Ltd. (Semiconductors & semiconductor equipment)†	16,517	2,552
Emerging Europe, Mid-East, Africa—0.5%
South Africa—0.5%
Bidvest Group, Ltd. (Industrial conglomerates)	32,847	830
Total Common Stocks—97.6% (cost $134,856)		151,202
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $3,014, collateralized by FHLMC, 4.125%, due 10/11/33	$3,014	3,014
Total Repurchase Agreement—1.9% (cost $3,014)		3,014
Total Investments—99.5% (cost $137,870)		154,216
Cash and other assets, less liabilities—0.5%		707
Net assets—100.0%		$154,923

ADR = American Depository Receipt

† = U.S. listed foreign security

* Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	21.5%
Financials	18.4%
Consumer Discretionary	17.6%
Industrials	14.4%
Health Care	13.0%
Consumer Staples	5.9%
Energy	5.9%
Materials	3.3%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	59.2%
British Pound Sterling	8.7%
Euro	8.3%
Japanese Yen	8.1%
Canadian Dollar	4.4%
Hong Kong Dollar	4.3%
Swedish Krona	2.2%
Swiss Franc	1.5%
Danish Krone	1.5%
Australian Dollar	1.3%
All Other Currencies	0.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—37.1%
	Denmark—2.0%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	60,890	$3,303
	Finland—3.0%
	Kone Oyj Class “B” (Machinery)	46,097	2,222
	Sampo Oyj Class “A” (Insurance)	59,882	2,844
			5,066
	France—9.3%
	Cap Gemini S.A. (IT services)	44,648	4,196
	JCDecaux S.A. (Media)	57,632	2,523
	Total S.A. (Oil, gas & consumable fuels)	55,092	2,511
	Valeo S.A. (Auto components)	21,290	3,314
	Vinci S.A. (Construction & engineering)	39,456	2,939
			15,483
	Germany—3.7%
	Bayerische Motoren Werke AG (Automobiles)	23,621	2,169
	Continental AG (Auto components)	12,522	2,850
	Rational AG (Machinery)	2,247	1,201
			6,220
	Ireland—2.2%
	Ryanair Holdings plc—ADR (Airlines)	42,753	3,669
	Israel—2.3%
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	72,616	3,886
	Italy—1.5%
	Intesa Sanpaolo SpA (Banks)	874,474	2,422
	Netherlands—3.3%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	39,695	3,218
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	91,588	2,224
			5,442
	Portugal—1.4%
	Safran S.A. (Aerospace & defense)	32,945	2,305
	Spain—1.4%
	Amadeus IT Holding S.A. Class “A” (IT services)	55,031	2,360
	Sweden—2.5%
	Atlas Copco AB Class “A” (Machinery)	78,891	1,985
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	58,206	2,266
			4,251
	Switzerland—4.5%
*	Actelion, Ltd. (Biotechnology)	25,011	3,737
	Partners Group Holding AG (Capital markets)	8,115	3,262
	SGS S.A. (Professional services)	273	577
			7,576

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—17.1%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	72,342	$1,053
	Compass Group plc (Hotels, restaurants & leisure)	242,704	4,281
	Experian plc (Professional services)	140,815	2,518
	IG Group Holdings plc (Diversified financial services)	168,219	1,933
	Micro Focus International plc (Software)	42,666	962
	Prudential plc (Insurance)	125,550	2,346
	Reckitt Benckiser Group plc (Household products)	32,069	3,100
	RELX plc (Media)	191,144	3,552
	St James’s Place plc (Insurance)	146,423	1,932
	Wolseley plc (Trading companies & distributors)	55,967	3,166
	WPP plc (Media)	160,614	3,753
			28,596
	Japan—17.0%
	Daikin Industries, Ltd. (Building products)	37,500	2,803
	Fuji Heavy Industries, Ltd. (Automobiles)	78,359	2,767
	Hoya Corporation (Health care equipment & supplies)	64,800	2,465
	Kao Corporation (Personal products)	49,500	2,640
	Keyence Corporation (Electronic equipment, instruments & components)	4,500	2,455
	Makita Corporation (Machinery)	36,400	2,257
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	16,700	2,014
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	862	1,929
	Nitori Holdings Co., Ltd. (Specialty retail)	23,700	2,171
	ORIX Corporation (Diversified financial services)	203,700	2,906
	Shimano, Inc. (Leisure products)	17,200	2,696
	SMC Corporation (Machinery)	5,200	1,208
			28,311
	Emerging Asia—14.1%
	China—5.9%
*	Baidu, Inc.—ADR (Internet software & services)	9,983	1,906
	China Overseas Land & Investment, Ltd. (Real estate management & development)	840,000	2,659
	Lenovo Group, Ltd. (Technology hardware, storage & peripherals)	690,000	539
	NetEase, Inc.—ADR (Internet software & services)	16,056	2,305
	Tencent Holdings, Ltd. (Internet software & services)	116,500	2,380
			9,789
	India—3.8%
	Hero MotoCorp, Ltd. (Automobiles)	56,728	2,518
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	103,301	1,727
*	Tata Motors, Ltd.—ADR (Automobiles)	71,089	2,065
			6,310
	South Korea—1.8%
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	2,640	3,029
	Taiwan—2.6%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	880,000	4,429
	Canada—5.4%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	67,735	3,015
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	113,968	3,965

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Canada—(continued)
Suncor Energy, Inc. (Oil, gas & consumable fuels)	72,532	$2,020
		9,000
Asia—3.2%
Australia—1.4%
Macquarie Group, Ltd. (Capital markets)	46,587	2,360
Hong Kong—1.8%
AIA Group, Ltd. (Insurance)	522,000	2,958
Emerging Europe, Mid-East, Africa—1.6%
South Africa—1.6%
Bidvest Group, Ltd. (Industrial conglomerates)	76,519	1,933
Discovery, Ltd. (Insurance)	98,127	808
		2,741
Emerging Latin America—1.3%
Mexico—1.3%
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	903,100	2,138
Total Common Stocks—96.8% (cost $150,110)		161,644
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $4,974, collateralized by FHLB, 3.180%, due 11/26/32	$4,974	4,974
Total Repurchase Agreement—3.0% (cost $4,974)		4,974
Total Investments—99.8% (cost $155,084)		166,618
Cash and other assets, less liabilities—0.2%		400
Net assets—100.0%		$167,018

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	21.4%
Financials	21.1%
Information Technology	20.5%
Industrials	17.8%
Health Care	8.3%
Consumer Staples	6.7%
Energy	4.2%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	22.3%
British Pound Sterling	17.7%
Japanese Yen	17.5%
U.S. Dollar	13.0%
Hong Kong Dollar	5.3%
Swiss Franc	4.7%
Canadian Dollar	3.1%
New Taiwan Dollar	2.7%
Swedish Krona	2.6%
Indian Rupee	2.6%
Danish Krone	2.1%
South Korean Won	1.9%
South African Rand	1.7%
Australian Dollar	1.5%
Mexican Peso	1.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.8%
	Belgium—2.8%
	Anheuser-Busch InBev N.V. (Beverages)	8,086	$1,005
	UCB S.A. (Pharmaceuticals)	9,519	729
			1,734
	Denmark—1.8%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	12,666	687
	Vestas Wind Systems A/S (Electrical equipment)	5,925	418
			1,105
	Finland—1.2%
	Kone Oyj Class “B” (Machinery)	15,381	741
	France—8.1%
	AXA S.A. (Insurance)	40,392	951
	Cap Gemini S.A. (IT services)	9,544	897
	Essilor International S.A. (Health care equipment & supplies)	4,895	605
	Thales S.A. (Aerospace & defense)	6,900	604
	Total S.A. (Oil, gas & consumable fuels)	22,257	1,014
	Veolia Environnement S.A. (Multi-utilities)	39,631	955
			5,026
	Germany—4.7%
	BASF SE (Chemicals)	7,345	554
	Continental AG (Auto components)	3,875	882
	Fresenius SE & Co. KGaA (Health care providers & services)	10,779	788
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	50,325	716
			2,940
	Italy—0.7%
	Intesa Sanpaolo SpA (Banks)	159,660	442
	Netherlands—3.7%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	7,412	601
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	42,796	1,039
*	Sensata Technologies Holding N.V. (Electrical equipment)†	16,398	637
			2,277
	Spain—1.9%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	34,195	375
	Industria de Diseno Textil S.A. (Specialty retail)	24,614	828
			1,203
	Sweden—1.2%
	Assa Abloy AB Class “B” (Building products)	37,763	745
	Switzerland—3.7%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	9,757	645
	Nestle S.A. (Food products)	6,466	483
	Roche Holding AG (Pharmaceuticals)	4,866	1,198
			2,326

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—28.8%
Babcock International Group plc (Commercial services & supplies)	55,752	$760
Bunzl plc (Trading companies & distributors)	18,013	523
Compass Group plc (Hotels, restaurants & leisure)	97,633	1,722
Diageo plc (Beverages)	33,719	911
Experian plc (Professional services)	54,105	967
InterContinental Hotels Group plc (Hotels, restaurants & leisure)	14,808	611
Johnson Matthey plc (Chemicals)	16,669	657
Next plc (Multiline retail)	4,306	334
Prudential plc (Insurance)	41,786	781
Reckitt Benckiser Group plc (Household products)	12,803	1,238
Regus plc (Commercial services & supplies)	125,137	569
RELX plc (Media)	66,762	1,241
Rio Tinto plc (Metals & mining)	39,985	1,123
Schroders plc (Capital markets)	21,895	844
Travis Perkins plc (Trading companies & distributors)	23,780	624
UBM plc (Media)	56,843	491
Unilever N.V. (Personal products)	40,507	1,815
Whitbread plc (Hotels, restaurants & leisure)	12,299	699
Wolseley plc (Trading companies & distributors)	18,309	1,036
WPP plc (Media)	43,058	1,006
		17,952
Japan—17.9%
Astellas Pharma, Inc. (Pharmaceuticals)	26,200	348
Daikin Industries, Ltd. (Building products)	6,518	487
Fuji Heavy Industries, Ltd. (Automobiles)	22,372	790
GLP J-Reit (Real estate investment trusts (REITs))	493	562
Hitachi Capital Corporation (Consumer finance)	19,800	431
Hoya Corporation (Health care equipment & supplies)	17,664	672
Japan Exchange Group, Inc. (Diversified financial services)	44,500	682
Kao Corporation (Personal products)	14,789	789
Keyence Corporation (Electronic equipment, instruments & components)	1,205	657
Mitsubishi UFJ Financial Group, Inc. (Banks)	176,900	820
Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	4,200	506
Nihon M&A Center, Inc. (Capital markets)	8,570	499
Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	390	873
Obic Co., Ltd. (IT services)	8,274	438
ORIX Corporation (Diversified financial services)	58,729	838
SCSK Corporation (IT services)	21,263	831
Shimano, Inc. (Leisure products)	3,800	596
Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	12,000	351
		11,170
Canada—7.6%
Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	14,325	638
Canadian National Railway Co. (Road & rail)†	14,890	930
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	39,374	1,065
Enerplus Corporation (Oil, gas & consumable fuels)	139,946	548
Intact Financial Corporation (Insurance)	7,065	495
The Toronto-Dominion Bank (Banks)†	23,910	1,031
		4,707

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—7.1%
China—0.5%
China Everbright International, Ltd. (Commercial services & supplies)	305,765	$343
India—1.3%
HDFC Bank, Ltd.—ADR (Banks)	12,628	778
Taiwan—4.5%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	6,000	465
MediaTek, Inc. (Semiconductors & semiconductor equipment)	56,000	430
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	128,000	515
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	52,731	1,381
		2,791
Thailand—0.8%
CP ALL PCL (Food & staples retailing)	371,900	484
Asia—2.7%
Australia—1.0%
Macquarie Group, Ltd. (Capital markets)	11,949	605
Hong Kong—1.7%
AIA Group, Ltd. (Insurance)	186,186	1,055
Emerging Latin America—2.1%
Mexico—1.0%
Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	61,600	112
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	202,000	478
		590
Peru—1.1%
Credicorp, Ltd. (Banks)†	5,270	690
Total Common Stocks—96.0% (cost $55,007)		59,704
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $1,702, collateralized by FHLB, 3.180%, due 11/26/32	$1,702	1,702
Total Repurchase Agreement—2.7% (cost $1,702)		1,702
Total Investments—98.7% (cost $56,709)		61,406
Cash and other assets, less liabilities—1.3%		814
Net assets—100.0%		$62,220

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	21.6%
Consumer Discretionary	17.1%
Industrials	15.7%
Consumer Staples	13.1%
Information Technology	12.5%
Health Care	8.4%
Energy	6.1%
Materials	3.9%
Utilities	1.6%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	27.0%
Euro	25.0%
Japanese Yen	18.7%
U.S. Dollar	10.1%
Canadian Dollar	4.6%
Swiss Franc	3.9%
New Taiwan Dollar	2.4%
Hong Kong Dollar	2.3%
Danish Krone	1.9%
Swedish Krona	1.3%
Australian Dollar	1.0%
All Other Currencies	1.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—30.1%
	Belgium—2.8%
	Anheuser-Busch InBev N.V. (Beverages)	2,046	$255
	UCB S.A. (Pharmaceuticals)	2,408	184
			439
	Denmark—1.8%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	3,204	174
	Vestas Wind Systems A/S (Electrical equipment)	1,500	106
			280
	Finland—1.2%
	Kone Oyj Class “B” (Machinery)	3,904	188

	France—8.1%
	AXA S.A. (Insurance)	10,149	239
	Cap Gemini S.A. (IT services)	2,398	225
	Essilor International S.A. (Health care equipment & supplies)	1,239	153
	Thales S.A. (Aerospace & defense)	1,734	152
	Total S.A. (Oil, gas & consumable fuels)	5,650	258
	Veolia Environnement S.A. (Multi-utilities)	10,025	241
			1,268
	Germany—4.8%
	BASF SE (Chemicals)	1,858	140
	Continental AG (Auto components)	980	223
	Fresenius SE & Co. KGaA (Health care providers & services)	2,726	199
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	12,728	181
			743
	Italy—0.7%
	Intesa Sanpaolo SpA (Banks)	40,090	111
	Netherlands—3.7%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	1,874	152
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	10,846	263
*	Sensata Technologies Holding N.V. (Electrical equipment)†	4,148	161
			576
	Spain—2.0%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	8,592	94
	Industria de Diseno Textil S.A. (Specialty retail)	6,226	210
			304
	Sweden—1.2%
	Assa Abloy AB Class “B” (Building products)	9,462	187
	Switzerland—3.8%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	2,468	163
	Nestle S.A. (Food products)	1,635	122
	Roche Holding AG (Pharmaceuticals)	1,222	301
			586

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—29.1%
Babcock International Group plc (Commercial services & supplies)	14,102	$192
Bunzl plc (Trading companies & distributors)	4,556	132
Compass Group plc (Hotels, restaurants & leisure)	24,696	436
Diageo plc (Beverages)	8,526	230
Experian plc (Professional services)	13,686	245
InterContinental Hotels Group plc (Hotels, restaurants & leisure)	3,720	153
Johnson Matthey plc (Chemicals)	4,186	165
Next plc (Multiline retail)	1,089	84
Prudential plc (Insurance)	10,570	198
Reckitt Benckiser Group plc (Household products)	3,217	311
Regus plc (Commercial services & supplies)	31,737	144
RELX plc (Media)	16,881	314
Rio Tinto plc (Metals & mining)	10,133	285
Schroders plc (Capital markets)	5,544	214
Travis Perkins plc (Trading companies & distributors)	6,030	158
UBM plc (Media)	14,378	124
Unilever N.V. (Personal products)	10,204	457
Whitbread plc (Hotels, restaurants & leisure)	3,098	176
Wolseley plc (Trading companies & distributors)	4,631	262
WPP plc (Media)	10,892	255
		4,535
Japan—18.2%
Astellas Pharma, Inc. (Pharmaceuticals)	6,538	87
Daikin Industries, Ltd. (Building products)	1,606	120
Fuji Heavy Industries, Ltd. (Automobiles)	5,700	201
GLP J-Reit (Real estate investment trusts (REITs))	124	141
Hitachi Capital Corporation (Consumer finance)	5,000	109
Hoya Corporation (Health care equipment & supplies)	4,500	171
Japan Exchange Group, Inc. (Diversified financial services)	11,200	172
Kao Corporation (Personal products)	3,700	197
Keyence Corporation (Electronic equipment, instruments & components)	300	164
Mitsubishi UFJ Financial Group, Inc. (Banks)	44,400	206
Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	1,100	133
Nihon M&A Center, Inc. (Capital markets)	2,200	128
Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	98	219
Obic Co., Ltd. (IT services)	2,100	111
ORIX Corporation (Diversified financial services)	14,812	211
SCSK Corporation (IT services)	5,383	211
Shimano, Inc. (Leisure products)	900	141
Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	4,000	117
		2,839
Canada—7.6%
Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	3,599	160
Canadian National Railway Co. (Road & rail)†	3,766	235
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	9,960	270
Enerplus Corporation (Oil, gas & consumable fuels)	35,147	138
Intact Financial Corporation (Insurance)	1,787	125
The Toronto-Dominion Bank (Banks)†	6,048	261
		1,189

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—6.8%
China—0.5%
China Everbright International, Ltd. (Commercial services & supplies)	77,037	$86
India—1.3%
HDFC Bank, Ltd.—ADR (Banks)	3,194	197
Taiwan—4.2%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	1,000	78
MediaTek, Inc. (Semiconductors & semiconductor equipment)	14,000	107
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	32,000	129
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	13,241	347
		661
Thailand—0.8%
CP ALL PCL (Food & staples retailing)	93,300	121
Asia—2.7%
Australia—1.0%
Macquarie Group, Ltd. (Capital markets)	3,002	152
Hong Kong—1.7%
AIA Group, Ltd. (Insurance)	47,071	267
Emerging Latin America—2.1%
Mexico—1.0%
Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	15,400	28
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	50,700	120
		148
Peru—1.1%
Credicorp, Ltd. (Banks)†	1,324	173
Total Common Stocks—96.6% (cost $14,333)		15,050
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $261, collateralized by FHLMC, 4.125%, due 10/11/33	$261	261
Total Repurchase Agreement—1.7% (cost $261)		261
Total Investments—98.3% (cost $14,594)		15,311
Cash and other assets, less liabilities—1.7%		269
Net assets—100.0%		$15,580

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	21.7%
Consumer Discretionary	17.2%
Industrials	15.7%
Consumer Staples	13.1%
Information Technology	12.2%
Health Care	8.4%
Energy	6.2%
Materials	3.9%
Utilities	1.6%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	27.1%
Euro	25.1%
Japanese Yen	18.9%
U.S. Dollar	10.1%
Canadian Dollar	4.6%
Swiss Franc	3.9%
Hong Kong Dollar	2.3%
New Taiwan Dollar	2.1%
Danish Krone	1.9%
Swedish Krona	1.2%
Australian Dollar	1.0%
All Other Currencies	1.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—41.9%
	Belgium—1.1%
	KBC Groep N.V. (Banks)	467,233	$24,103
*	Telenet Group Holding N.V. (Media)	273,972	13,868
			37,971
	Denmark—2.9%
	Coloplast A/S Class “B” (Health care equipment & supplies)	172,894	13,101
	DSV A/S (Road & rail)	246,718	10,270
	ISS A/S (Commercial services & supplies)	281,651	11,307
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	543,182	29,463
	Pandora A/S (Textiles, apparel & luxury goods)	131,928	17,276
	Vestas Wind Systems A/S (Electrical equipment)	246,453	17,387
			98,804
	Finland—2.5%
*	Elisa Oyj (Diversified telecommunication services)	191,694	7,454
	Kone Oyj Class “B” (Machinery)	786,346	37,903
	Sampo Oyj Class “A” (Insurance)	815,695	38,742
			84,099
	France—9.6%
	AXA S.A. (Insurance)	1,502,628	35,377
	Cap Gemini S.A. (IT services)	289,386	27,193
	Christian Dior SE (Textiles, apparel & luxury goods)	90,311	16,381
	Essilor International S.A. (Health care equipment & supplies)	110,785	13,684
	Hermes International (Textiles, apparel & luxury goods)	30,153	10,618
	Orpea (Health care providers & services)	68,780	5,727
	Plastic Omnium S.A. (Auto components)	156,118	5,369
	Technicolor S.A. (Media)	663,954	4,148
	Thales S.A. (Aerospace & defense)	234,215	20,521
	Total S.A. (Oil, gas & consumable fuels)	1,354,024	61,722
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	78,113	21,492
	Valeo S.A. (Auto components)	233,782	36,392
	Veolia Environnement S.A. (Multi-utilities)	1,126,766	27,143
	Vinci S.A. (Construction & engineering)	552,336	41,148
			326,915
	Germany—6.1%
	Bayerische Motoren Werke AG (Automobiles)	194,084	17,822
	Brenntag AG (Trading companies & distributors)	213,638	12,204
	Continental AG (Auto components)	173,455	39,475
	Deutsche Telekom AG (Diversified telecommunication services)	962,262	17,273
	Deutsche Wohnen AG (Real estate management & development)	278,536	8,662
	Evonik Industries AG (Chemicals)	221,361	6,641
	Gerresheimer AG (Life sciences tools & services)	67,921	5,327
	ProSiebenSat.1 Media SE (Media)	552,483	28,406
	Rubis SCA (Gas utilities)	68,190	5,476
	SAP SE (Software)	509,374	41,211
	TUI AG (Hotels, restaurants & leisure)	1,002,397	15,644
	Vonovia SE (Real estate management & development)	249,965	8,995
			207,136

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—(continued)
	Ireland—1.8%
*	ICON plc (Life sciences tools & services)†	249,623	$18,747
	Kingspan Group plc (Building products)	291,805	7,753
	Shire plc (Pharmaceuticals)	593,448	33,744
			60,244
	Israel—2.2%
*	Check Point Software Technologies, Ltd. (Software)†	488,433	42,723
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	580,197	31,047
			73,770
	Italy—1.6%
	Azimut Holding SpA (Capital markets)	450,938	10,391
	Banca Generali SpA (Capital markets)	445,795	13,113
	Intesa Sanpaolo SpA (Banks)	9,539,627	26,421
*	Yoox Net-A-Porter Group SpA (Internet & catalog retail)	177,394	5,444
			55,369
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	28,690	10,524
	Netherlands—3.4%
	GrandVision N.V.—144A (Specialty retail)	166,194	4,737
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	367,035	29,756
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	2,097,645	50,937
	Wolters Kluwer N.V. (Media)	792,138	31,620
			117,050
	Norway—0.4%
	Gjensidige Forsikring ASA (Insurance)	502,144	8,562
	Telenor ASA (Diversified telecommunication services)	399,089	6,458
			15,020
	Portugal—1.5%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	773,219	12,652
	NOS SGPS S.A. (Media)	675,606	4,505
	Safran S.A. (Aerospace & defense)	492,253	34,437
			51,594
	Spain—2.2%
	Amadeus IT Holding S.A. Class “A” (IT services)	726,829	31,172
	Bankinter S.A. (Banks)	2,094,033	14,797
*	Distribuidora Internacional de Alimentacion S.A. (Food & staples retailing)	1,324,465	6,881
	Industria de Diseno Textil S.A. (Specialty retail)	619,272	20,834
	Viscofan S.A. (Food products)	25,891	1,551
			75,235
	Sweden—1.9%
	Assa Abloy AB Class “B” (Building products)	748,522	14,771
	Atlas Copco AB Class “A” (Machinery)	753,790	18,970
	BillerudKorsnas AB (Containers & packaging)	293,055	4,790
	Hexpol AB (Chemicals)	561,159	6,238
	Intrum Justitia AB (Commercial services & supplies)	174,504	6,156

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—(continued)
	Sweden—(continued)
	Swedbank AB Class “A” (Banks)	689,701	$14,859
			65,784
	Switzerland—4.4%
*	Actelion, Ltd. (Biotechnology)	212,324	31,731
*	Clariant AG (Chemicals)	863,342	15,623
	Logitech International S.A. (Technology hardware, storage & peripherals)	314,425	5,003
*	Lonza Group AG (Life sciences tools & services)	139,870	23,667
*	Luxoft Holding, Inc. (IT services)†	76,212	4,194
	Partners Group Holding AG (Capital markets)	97,408	39,154
	Roche Holding AG (Pharmaceuticals)	94,537	23,272
	Straumann Holding AG (Health care equipment & supplies)	18,699	6,446
			149,090
	United Kingdom—17.3%
	Admiral Group plc (Insurance)	421,973	12,018
	Babcock International Group plc (Commercial services & supplies)	615,352	8,392
	Berkeley Group Holdings plc (Household durables)	286,734	13,252
	BT Group plc (Diversified telecommunication services)	3,423,086	21,657
	Bunzl plc (Trading companies & distributors)	591,915	17,198
	Compass Group plc (Hotels, restaurants & leisure)	2,185,727	38,550
	Croda International plc (Chemicals)	191,270	8,348
	Derwent London plc (Real estate investment trusts (REITs))	170,612	7,724
	Diageo plc (Beverages)	928,431	25,089
	easyJet plc (Airlines)	819,142	17,871
	Experian plc (Professional services)	1,028,289	18,387
	Halma plc (Electronic equipment, instruments & components)	691,426	9,052
	Hiscox, Ltd. (Insurance)	673,462	9,373
	Inchcape plc (Distributors)	708,727	7,364
	Intertek Group plc (Professional services)	342,058	15,559
	ITV plc (Media)	6,759,887	23,418
	Micro Focus International plc (Software)	433,130	9,767
	Moneysupermarket.com Group plc (Internet software & services)	1,061,418	4,843
	Next plc (Multiline retail)	229,225	17,778
	Provident Financial plc (Consumer finance)	490,471	20,887
	Prudential plc (Insurance)	1,270,712	23,744
	Reckitt Benckiser Group plc (Household products)	304,538	29,436
	RELX plc (Media)	1,226,288	22,791
	SEB S.A. (Household durables)	36,127	3,747
	Sodexo S.A. (Hotels, restaurants & leisure)	153,728	16,573
	Spirax-Sarco Engineering plc (Machinery)	19,099	998
	SSE plc (Electric utilities)	814,405	17,452
	Taylor Wimpey plc (Household durables)	3,460,119	9,457
	The Sage Group plc (Software)	1,741,380	15,732
	UBM plc (Media)	674,323	5,821
	Unilever plc (Personal products)	1,390,237	62,947
	WH Smith plc (Specialty retail)	204,919	5,351
	Whitbread plc (Hotels, restaurants & leisure)	239,014	13,594
	Wolseley plc (Trading companies & distributors)	468,258	26,491
	WPP plc (Media)	1,222,802	28,574
			589,235
	Japan—14.8%
	Alps Electric Co., Ltd. (Electronic equipment, instruments & components)	291,100	5,075

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Casio Computer Co., Ltd. (Household durables)	560,300	$11,306
	Daicel Corporation (Chemicals)	838,100	11,453
	Daifuku Co., Ltd. (Machinery)	341,426	5,755
	Daikin Industries, Ltd. (Building products)	434,400	32,469
	Daito Trust Construction Co., Ltd. (Real estate management & development)	59,400	8,434
	Daiwa House Industry Co., Ltd. (Real estate management & development)	1,083,200	30,471
	Fuji Heavy Industries, Ltd. (Automobiles)	492,000	17,377
	Haseko Corporation (Household durables)	434,500	4,046
	Hoya Corporation (Health care equipment & supplies)	439,500	16,718
	IT Holdings Corporation (IT services)	231,100	5,470
	Japan Tobacco, Inc. (Tobacco)	572,300	23,849
	Kao Corporation (Personal products)	560,600	29,902
	KDDI Corporation (Wireless telecommunication services)	1,397,700	37,332
	Keyence Corporation (Electronic equipment, instruments & components)	33,100	18,055
	Lawson, Inc. (Food & staples retailing)	99,500	8,328
	M3, Inc. (Health care technology)	366,200	9,215
	Makita Corporation (Machinery)	171,100	10,612
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	312,700	37,703
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	2,508	5,613
	Nissan Chemical Industries, Ltd. (Chemicals)	269,200	6,937
	Nitori Holdings Co., Ltd. (Specialty retail)	65,400	5,991
	ORIX Corporation (Diversified financial services)	3,157,900	45,049
	Pola Orbis Holdings, Inc. (Personal products)	104,800	8,688
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	79,100	4,955
	SCSK Corporation (IT services)	191,200	7,475
	Secom Co., Ltd. (Commercial services & supplies)	136,900	10,176
	Shionogi & Co., Ltd. (Pharmaceuticals)	451,400	21,245
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	676,000	19,785
	Tadano, Ltd. (Machinery)	589,000	5,469
	Taisei Corporation (Construction & engineering)	2,519,000	16,652
	Temp Holdings Co., Ltd. (Professional services)	360,500	5,228
	Trend Micro, Inc. (Software)	158,500	5,802
	Tsuruha Holdings, Inc. (Food & staples retailing)	102,100	10,043
			502,678
	Emerging Asia—10.8%
	China—3.9%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	147,906	11,689
*	Baidu, Inc.—ADR (Internet software & services)	100,097	19,107
	China Overseas Land & Investment, Ltd. (Real estate management & development)	5,188,000	16,419
	China Resources Land, Ltd. (Real estate management & development)	4,126,000	10,563
	ENN Energy Holdings, Ltd. (Gas utilities)	1,826,000	10,075
	NetEase, Inc.—ADR (Internet software & services)	132,416	19,012
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	3,885,000	18,605
	Tencent Holdings, Ltd. (Internet software & services)	1,344,100	27,463
			132,933
	India—1.6%
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	413,173	5,649
	HDFC Bank, Ltd. (Banks)	915,885	14,823
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	546,729	9,139
	Maruti Suzuki India, Ltd. (Automobiles)	147,989	8,291
	Tata Consultancy Services, Ltd. (IT services)	291,610	11,141

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Yes Bank, Ltd. (Banks)	455,588	$5,965
			55,008
	Indonesia—0.5%
	PT Bank Central Asia Tbk (Banks)	16,513,100	16,563
	South Korea—2.5%
	Amorepacific Corporation (Personal products)	18,361	6,206
	LG Chem, Ltd. (Chemicals)	44,920	12,864
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	37,412	42,921
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	348,860	8,587
	SK Innovation Co., Ltd. (Oil, gas & consumable fuels)	104,799	15,762
			86,340
	Taiwan—2.3%
	Catcher Technology Co., Ltd. (Technology hardware, storage & peripherals)	1,121,000	9,195
	Chipbond Technology Corporation (Semiconductors & semiconductor equipment)	2,864,000	4,627
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	194,000	15,040
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,859,513	48,719
			77,581
	Canada—5.8%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	259,567	11,552
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	906,620	31,541
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	308,493	8,345
	CI Financial Corporation (Capital markets)	483,984	10,695
	Constellation Software, Inc. (Software)	15,472	6,335
	Dollarama, Inc. (Multiline retail)	213,674	15,036
	Enbridge, Inc. (Oil, gas & consumable fuels)	746,146	29,047
	Intact Financial Corporation (Insurance)	156,948	10,989
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	893,222	24,876
	The Toronto-Dominion Bank (Banks)	1,119,578	48,326
			196,742
	Asia—4.1%
	Australia—1.8%
	Flight Centre Travel Group Ltd. (Hotels, restaurants & leisure)	185,149	6,136
	James Hardie Industries plc (Construction materials)	616,500	8,440
	JB Hi-Fi, Ltd. (Specialty retail)	186,337	3,368
	LendLease Group (Real estate management & development)	1,138,216	12,102
	Macquarie Group, Ltd. (Capital markets)	493,044	24,978
	Vicinity Centres (Real estate investment trusts (REITs))	2,199,224	5,378
			60,402
	Hong Kong—1.3%
	AIA Group, Ltd. (Insurance)	4,818,000	27,297
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	—
	Techtronic Industries Co., Ltd. (Household durables)	4,278,500	16,932
			44,229

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—(continued)
Singapore—1.0%
Jardine Cycle & Carriage, Ltd. (Distributors)	292,200	$8,678
Singapore Telecommunications, Ltd. (Diversified telecommunication services)	9,197,800	26,068
		34,746
Emerging Latin America—2.3%
Brazil—1.4%
AMBEV S.A.—ADR (Beverages)	6,510,753	33,726
BB Seguridade Participacoes S.A. (Insurance)	1,747,100	14,431
		48,157
Mexico—0.5%
Arca Continental S.A.B. de C.V. (Beverages)	1,250,306	8,679
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	80,143	7,718
		16,397
Peru—0.4%
Credicorp, Ltd. (Banks)†	115,335	15,110
Emerging Europe, Mid-East, Africa—1.8%
South Africa—1.5%
Bidvest Group, Ltd. (Industrial conglomerates)	334,971	8,463
Naspers, Ltd. (Media)	171,751	23,976
Steinhoff International Holdings N.V. (Household durables)	2,821,927	18,512
		50,951
United Arab Emirates—0.3%
Dubai Islamic Bank PJSC (Banks)	5,744,532	9,274
Total Common Stocks—98.8% (cost $3,129,593)		3,364,951
Affiliated Fund
China—0.1%
William Blair China A-Share Fund, LLC**§	133,038	2,327
Total Affiliated Fund—0.1% (cost $1,330)		2,327
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/15, due 4/1/16, repurchase price $22,520, collateralized by FHLB, 5.500%, due 7/15/36, and FHLMC, 4.125%, due 10/11/33, and FNMA, 3.250%-3.430%, due 12/27/32-5/27/33.	$22,520	22,520
Total Repurchase Agreement—0.6% (cost $22,520)		22,520

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.5% (cost $3,153,443)	$3,389,798
Cash and other assets, less liabilities—0.5%	15,763
Net assets—100.0%	$3,405,561

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. These holdings represent 0.07% of the Fund’s net assets at March 31, 2016.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.07% of the Fund’s net assets at March 31, 2016.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2016, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund. The Fund may redeem its investment weekly, but is subject to monthly repatriation and other redemption restrictions imposed on the William Blair China A-Share Fund, LLC by the Chinese government.

	Share Activity				Period Ended March 31, 2016

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2015	Purchases	Sales	03/31/2016	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	223,614	—	90,576	133,038	$2,327	$—	$660	$(695)

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.3%
Consumer Discretionary	18.4%
Information Technology	15.6%
Industrials	12.8%
Health Care	8.9%
Consumer Staples	8.5%
Energy	5.8%
Telecommunication Services	3.5%
Materials	2.4%
Utilities	1.8%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	28.6%
British Pound Sterling	17.9%
Japanese Yen	14.9%
U.S. Dollar	9.4%
Canadian Dollar	4.9%
Swiss Franc	4.3%
Hong Kong Dollar	3.8%
Danish Krone	2.9%
South Korean Won	2.6%
Swedish Krona	2.0%
Australian Dollar	1.8%
Indian Rupee	1.6%
South African Rand	1.5%
Singapore Dollar	1.0%
All Other Currencies	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—41.6%
	Belgium—1.1%
	KBC Groep N.V. (Banks)	277,969	$14,339
*	Telenet Group Holding N.V. (Media)	163,394	8,271
			22,610
	Denmark—2.9%
	Coloplast A/S Class “B” (Health care equipment & supplies)	103,020	7,806
	DSV A/S (Road & rail)	147,224	6,129
	ISS A/S (Commercial services & supplies)	169,364	6,799
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	323,148	17,528
	Pandora A/S (Textiles, apparel & luxury goods)	78,720	10,308
	Vestas Wind Systems A/S (Electrical equipment)	146,616	10,344
			58,914
	Finland—2.5%
*	Elisa Oyj (Diversified telecommunication services)	113,179	4,400
	Kone Oyj Class “B” (Machinery)	469,813	22,646
	Sampo Oyj Class “A” (Insurance)	485,279	23,049
			50,095
	France—9.5%
	AXA S.A. (Insurance)	893,957	21,046
	Cap Gemini S.A. (IT services)	172,525	16,212
	Christian Dior SE (Textiles, apparel & luxury goods)	53,728	9,745
	Essilor International S.A. (Health care equipment & supplies)	65,910	8,141
	Hermes International (Textiles, apparel & luxury goods)	17,938	6,316
	Orpea (Health care providers & services)	40,609	3,382
	Plastic Omnium S.A. (Auto components)	92,175	3,170
	Technicolor S.A. (Media)	392,010	2,449
	Thales S.A. (Aerospace & defense)	140,217	12,286
	Total S.A. (Oil, gas & consumable fuels)	807,814	36,824
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	46,471	12,786
	Valeo S.A. (Auto components)	139,083	21,650
	Veolia Environnement S.A. (Multi-utilities)	670,346	16,148
	Vinci S.A. (Construction & engineering)	329,989	24,584
			194,739
	Germany—6.0%
	Bayerische Motoren Werke AG (Automobiles)	115,675	10,622
	Brenntag AG (Trading companies & distributors)	127,615	7,290
	Continental AG (Auto components)	103,194	23,485
	Deutsche Telekom AG (Diversified telecommunication services)	574,178	10,307
	Deutsche Wohnen AG (Real estate management & development)	164,452	5,114
	Evonik Industries AG (Chemicals)	130,695	3,921
	Gerresheimer AG (Life sciences tools & services)	40,102	3,145
	ProSiebenSat.1 Media SE (Media)	328,688	16,900
	Rubis SCA (Gas utilities)	40,261	3,233
	SAP SE (Software)	303,594	24,562
	TUI AG (Hotels, restaurants & leisure)	596,354	9,307
	Vonovia SE (Real estate management & development)	147,583	5,311
			123,197

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—(continued)
	Ireland—1.8%
*	ICON plc (Life sciences tools & services)†	148,509	$11,153
	Kingspan Group plc (Building products)	172,286	4,578
	Shire plc (Pharmaceuticals)	352,072	20,019
			35,750
	Israel—2.2%
*	Check Point Software Technologies, Ltd. (Software)†	290,198	25,384
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	346,650	18,549
			43,933
	Italy—1.6%
	Azimut Holding SpA (Capital markets)	266,241	6,135
	Banca Generali SpA (Capital markets)	265,217	7,801
	Intesa Sanpaolo SpA (Banks)	5,680,476	15,733
*	Yoox Net-A-Porter Group SpA (Internet & catalog retail)	104,736	3,214
			32,883
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	17,068	6,261
	Netherlands—3.4%
	GrandVision N.V.—144A (Specialty retail)	98,029	2,794
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	218,359	17,702
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	1,247,949	30,304
	Wolters Kluwer N.V. (Media)	471,311	18,814
			69,614
	Norway—0.4%
	Gjensidige Forsikring ASA (Insurance)	296,474	5,056
	Telenor ASA (Diversified telecommunication services)	238,790	3,864
			8,920
	Portugal—1.5%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	460,010	7,527
	NOS SGPS S.A. (Media)	398,889	2,660
	Safran S.A. (Aerospace & defense)	293,391	20,525
			30,712
	Spain—2.2%
	Amadeus IT Holding S.A. Class “A” (IT services)	432,410	18,545
	Bankinter S.A. (Banks)	1,245,801	8,803
*	Distribuidora Internacional de Alimentacion S.A. (Food & staples retailing)	781,987	4,063
	Industria de Diseno Textil S.A. (Specialty retail)	368,423	12,395
	Viscofan S.A. (Food products)	15,493	928
			44,734
	Sweden—1.9%
	Assa Abloy AB Class “B” (Building products)	445,318	8,788
	Atlas Copco AB Class “A” (Machinery)	448,238	11,280
	BillerudKorsnas AB (Containers & packaging)	173,025	2,828
	Hexpol AB (Chemicals)	331,318	3,683
	Intrum Justitia AB (Commercial services & supplies)	103,030	3,635

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—(continued)
	Sweden—(continued)
	Swedbank AB Class “A” (Banks)	410,046	$8,834
			39,048
	Switzerland—4.3%
*	Actelion, Ltd. (Biotechnology)	126,857	18,958
*	Clariant AG (Chemicals)	513,628	9,295
	Logitech International S.A. (Technology hardware, storage & peripherals)	185,642	2,954
*	Lonza Group AG (Life sciences tools & services)	83,338	14,101
*	Luxoft Holding, Inc. (IT services)†	44,997	2,476
	Partners Group Holding AG (Capital markets)	58,057	23,337
	Roche Holding AG (Pharmaceuticals)	56,361	13,874
	Straumann Holding AG (Health care equipment & supplies)	11,040	3,806
			88,801
	United Kingdom—17.2%
	Admiral Group plc (Insurance)	251,745	7,170
	Babcock International Group plc (Commercial services & supplies)	367,063	5,006
	Berkeley Group Holdings plc (Household durables)	170,587	7,884
	BT Group plc (Diversified telecommunication services)	2,045,194	12,939
	Bunzl plc (Trading companies & distributors)	352,148	10,232
	Compass Group plc (Hotels, restaurants & leisure)	1,300,353	22,934
	Croda International plc (Chemicals)	112,959	4,930
	Derwent London plc (Real estate investment trusts (REITs))	100,732	4,560
	Diageo plc (Beverages)	551,622	14,906
	easyJet plc (Airlines)	488,924	10,667
	Experian plc (Professional services)	670,125	11,983
	Halma plc (Electronic equipment, instruments & components)	408,229	5,344
	Hiscox, Ltd. (Insurance)	402,562	5,603
	Inchcape plc (Distributors)	418,444	4,348
	Intertek Group plc (Professional services)	203,872	9,273
	ITV plc (Media)	4,038,830	13,991
	Micro Focus International plc (Software)	255,727	5,766
	Moneysupermarket.com Group plc (Internet software & services)	633,156	2,889
	Next plc (Multiline retail)	136,371	10,577
	Provident Financial plc (Consumer finance)	291,795	12,426
	Prudential plc (Insurance)	755,983	14,126
	Reckitt Benckiser Group plc (Household products)	181,458	17,540
	RELX plc (Media)	729,555	13,559
	SEB S.A. (Household durables)	22,342	2,317
	Sodexo S.A. (Hotels, restaurants & leisure)	91,727	9,889
	Spirax-Sarco Engineering plc (Machinery)	11,514	602
	SSE plc (Electric utilities)	485,237	10,398
	Taylor Wimpey plc (Household durables)	2,042,913	5,584
	The Sage Group plc (Software)	1,037,606	9,374
	UBM plc (Media)	398,131	3,437
	Unilever plc (Personal products)	827,092	37,449
	WH Smith plc (Specialty retail)	120,988	3,159
	Whitbread plc (Hotels, restaurants & leisure)	142,196	8,087
	Wolseley plc (Trading companies & distributors)	279,510	15,813
	WPP plc (Media)	727,480	17,000
			351,762
	Japan—14.6%
	Alps Electric Co., Ltd. (Electronic equipment, instruments & components)	171,900	2,997

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Casio Computer Co., Ltd. (Household durables)	333,300	$6,726
	Daicel Corporation (Chemicals)	498,600	6,814
	Daifuku Co., Ltd. (Machinery)	201,600	3,398
	Daikin Industries, Ltd. (Building products)	259,300	19,381
	Daito Trust Construction Co., Ltd. (Real estate management & development)	35,400	5,026
	Daiwa House Industry Co., Ltd. (Real estate management & development)	644,000	18,116
	Fuji Heavy Industries, Ltd. (Automobiles)	292,800	10,341
	Haseko Corporation (Household durables)	256,500	2,389
	Hoya Corporation (Health care equipment & supplies)	261,600	9,951
	IT Holdings Corporation (IT services)	136,400	3,229
	Japan Tobacco, Inc. (Tobacco)	341,400	14,227
	Kao Corporation (Personal products)	333,800	17,804
	KDDI Corporation (Wireless telecommunication services)	831,600	22,211
	Keyence Corporation (Electronic equipment, instruments & components)	19,700	10,746
	Lawson, Inc. (Food & staples retailing)	59,400	4,972
	M3, Inc. (Health care technology)	216,200	5,440
	Makita Corporation (Machinery)	101,800	6,314
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	186,100	22,439
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	1,496	3,348
	Nissan Chemical Industries, Ltd. (Chemicals)	158,900	4,094
	Nitori Holdings Co., Ltd. (Specialty retail)	38,600	3,536
	ORIX Corporation (Diversified financial services)	1,884,400	26,882
	Pola Orbis Holdings, Inc. (Personal products)	61,700	5,115
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	46,700	2,925
	SCSK Corporation (IT services)	112,900	4,414
	Secom Co., Ltd. (Commercial services & supplies)	81,500	6,058
	Shionogi & Co., Ltd. (Pharmaceuticals)	268,600	12,642
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	401,000	11,737
	Tadano, Ltd. (Machinery)	348,000	3,231
	Taisei Corporation (Construction & engineering)	1,498,000	9,903
	Temp Holdings Co., Ltd. (Professional services)	212,800	3,086
	Trend Micro, Inc. (Software)	93,600	3,426
	Tsuruha Holdings, Inc. (Food & staples retailing)	60,300	5,931
			298,849
	Emerging Asia—10.7%
	China—3.9%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	87,992	6,954
*	Baidu, Inc.—ADR (Internet software & services)	59,551	11,367
	China Overseas Land & Investment, Ltd. (Real estate management & development)	3,092,000	9,785
	China Resources Land, Ltd. (Real estate management & development)	2,452,000	6,278
	ENN Energy Holdings, Ltd. (Gas utilities)	1,086,000	5,992
	NetEase, Inc.—ADR (Internet software & services)	78,779	11,311
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,312,000	11,072
	Tencent Holdings, Ltd. (Internet software & services)	799,700	16,340
			79,099
	India—1.6%
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	246,540	3,371
	HDFC Bank, Ltd. (Banks)	544,885	8,819
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	322,798	5,396
	Maruti Suzuki India, Ltd. (Automobiles)	87,375	4,895
	Tata Consultancy Services, Ltd. (IT services)	175,804	6,716

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Yes Bank, Ltd. (Banks)	268,987	$3,522
			32,719
	Indonesia—0.5%
	PT Bank Central Asia Tbk (Banks)	9,824,100	9,854
	South Korea—2.5%
	Amorepacific Corporation (Personal products)	10,841	3,664
	LG Chem, Ltd. (Chemicals)	26,725	7,653
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	22,259	25,537
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	205,970	5,070
	SK Innovation Co., Ltd. (Oil, gas & consumable fuels)	62,532	9,405
			51,329
	Taiwan—2.2%
	Catcher Technology Co., Ltd. (Technology hardware, storage & peripherals)	662,000	5,430
	Chipbond Technology Corporation (Semiconductors & semiconductor equipment)	1,683,000	2,719
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	115,000	8,915
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,109,107	29,059
			46,123
	Canada—5.7%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	154,883	6,893
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	539,375	18,765
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	184,520	4,991
	CI Financial Corporation (Capital markets)	288,463	6,375
	Constellation Software, Inc. (Software)	9,135	3,740
	Dollarama, Inc. (Multiline retail)	127,120	8,945
	Enbridge, Inc. (Oil, gas & consumable fuels)	443,905	17,281
	Intact Financial Corporation (Insurance)	93,374	6,537
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	531,403	14,800
	The Toronto-Dominion Bank (Banks)	667,401	28,808
			117,135
	Asia—4.1%
	Australia—1.8%
	Flight Centre Travel Group Ltd. (Hotels, restaurants & leisure)	109,315	3,622
	James Hardie Industries plc (Construction materials)	364,090	4,985
	JB Hi-Fi, Ltd. (Specialty retail)	111,142	2,009
	LendLease Group (Real estate management & development)	645,212	6,860
	Macquarie Group, Ltd. (Capital markets)	293,325	14,860
	Vicinity Centres (Real estate investment trusts (REITs))	1,311,834	3,208
			35,544
	Hong Kong—1.3%
	AIA Group, Ltd. (Insurance)	2,866,263	16,239
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	—
	Techtronic Industries Co., Ltd. (Household durables)	2,545,000	10,072
			26,311

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—(continued)
Singapore—1.0%
Jardine Cycle & Carriage, Ltd. (Distributors)	174,400	$5,179
Singapore Telecommunications, Ltd. (Diversified telecommunication services)	5,472,100	15,509
		20,688
Emerging Latin America—2.3%
Brazil—1.4%
AMBEV S.A.—ADR (Beverages)	3,883,642	20,117
BB Seguridade Participacoes S.A. (Insurance)	1,041,200	8,601
		28,718
Mexico—0.5%
Arca Continental S.A.B. de C.V. (Beverages)	738,202	5,124
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	47,318	4,557
		9,681
Peru—0.4%
Credicorp, Ltd. (Banks)†	68,615	8,989
Emerging Europe, Mid-East, Africa—1.8%
South Africa—1.5%
Bidvest Group, Ltd. (Industrial conglomerates)	197,772	4,997
Naspers, Ltd. (Media)	102,179	14,264
Steinhoff International Holdings N.V. (Household durables)	1,683,833	11,046
		30,307
United Arab Emirates—0.3%
Dubai Islamic Bank PJSC (Banks)	3,426,605	5,532
Total Common Stocks—98.0% (cost $1,879,812)		2,002,851
Affiliated Fund
China—0.1%
William Blair China A-Share Fund, LLC**§	82,669	1,446
Total Affiliated Fund—0.1% (cost $827)		1,446
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $21,466, collateralized by FHLB, 3.180%, due 12/6/32	$21,466	21,466
Total Repurchase Agreement—1.0% (cost $21,466)		21,466

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.1% (cost $1,902,105)	$2,025,763
Cash and other assets, less liabilities—0.9%	18,582
Net assets—100.0%	$2,044,345

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. These holdings represent 0.07% of the Fund’s net assets at March 31, 2016.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.07% of the Fund’s net assets at March 31, 2016.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2016, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund. The Fund may redeem its investment weekly, but is subject to monthly repatriation and other redemption restrictions imposed on the William Blair China A-Share Fund, LLC by the Chinese government.

	Share Activity				Period Ended March 31, 2016

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2015	Purchases	Sales	03/31/2016	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	138,952	—	56,283	82,669	$1,446	$—	$410	$(432)

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.2%
Consumer Discretionary	18.4%
Information Technology	15.6%
Industrials	12.9%
Health Care	8.9%
Consumer Staples	8.5%
Energy	5.8%
Telecommunication Services	3.5%
Materials	2.4%
Utilities	1.8%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	28.6%
British Pound Sterling	17.9%
Japanese Yen	14.9%
U.S. Dollar	9.4%
Canadian Dollar	4.9%
Swiss Franc	4.3%
Hong Kong Dollar	3.8%
Danish Krone	2.9%
South Korean Won	2.6%
Swedish Krona	2.0%
Australian Dollar	1.8%
Indian Rupee	1.6%
South African Rand	1.5%
Singapore Dollar	1.0%
All Other Currencies	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—34.5%
	Denmark—1.4%
	Royal Unibrew A/S (Beverages)	167,662	$8,090
	Finland—1.4%
	Huhtamaki Oyj (Containers & packaging)	120,227	4,464
	Tieto Oyj (IT services)	151,558	3,953
			8,417
	France—6.4%
	Alten S.A. (IT services)	85,298	5,236
	Ipsen S.A. (Pharmaceuticals)	114,215	6,559
	Metropole Television S.A. (Media)	217,511	3,966
	Orpea (Health care providers & services)	36,881	3,071
	Rubis SCA (Gas utilities)	70,975	5,700
	SEB S.A. (Household durables)	26,445	2,743
	Technicolor S.A. (Media)	597,029	3,730
	Teleperformance (Professional services)	68,956	6,062
			37,067
	Germany—5.0%
	Aareal Bank AG (Thrifts & mortgage finance)	137,153	4,445
	Aurelius SE & Co KGaA (Capital markets)	149,063	9,074
	CTS Eventim AG & Co KGaA (Media)	88,201	3,134
	Gerresheimer AG (Life sciences tools & services)	78,807	6,181
	Norma Group SE (Machinery)	108,246	6,064
			28,898
	Ireland—3.8%
	Beazley plc (Insurance)	1,334,707	6,897
*	ICON plc (Life sciences tools & services)†	102,915	7,729
	Irish Continental Group plc (Marine)	569,568	3,532
	Kingspan Group plc (Building products)	136,608	3,630
			21,788
	Israel—1.9%
	Elbit Systems, Ltd. (Aerospace & defense)	86,792	8,173
	Frutarom Industries, Ltd. (Chemicals)	56,660	2,971
			11,144
	Italy—6.2%
	Banca IFIS SpA (Diversified financial services)	135,758	4,497
	Brembo SpA (Auto components)	113,080	5,848
	Cerved Information Solutions SpA (Diversified financial services)	736,536	6,060
	DiaSorin SpA (Health care equipment & supplies)	56,083	3,239
	FinecoBank Banca Fineco SpA (Banks)	371,638	3,129
	Industria Macchine Automatiche SpA (Machinery)	97,355	5,711
	Recordati SpA (Pharmaceuticals)	144,217	3,610
*	Yoox Net-A-Porter Group SpA (Internet & catalog retail)	131,022	4,021
			36,115
	Luxembourg—1.0%
	Grand City Properties S.A. (Real estate management & development)	246,257	5,660

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—(continued)
	Netherlands—0.4%
	GrandVision N.V.—144A (Specialty retail)	91,748	$2,615
	Spain—2.2%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	293,842	3,220
	Cia de Distribucion Integral Logista Holdings S.A. (Air freight & logistics)	121,717	2,751
*	Distribuidora Internacional de Alimentacion S.A. (Food & staples retailing)	545,337	2,833
	Viscofan S.A. (Food products)	61,845	3,705
			12,509
	Sweden—3.7%
	BillerudKorsnas AB (Containers & packaging)	259,898	4,248
	Hexpol AB (Chemicals)	338,306	3,761
	Intrum Justitia AB (Commercial services & supplies)	144,555	5,100
	Loomis AB Class “B” (Commercial services & supplies)	173,274	4,899
	NetEnt AB (Internet software & services)	65,586	3,703
			21,711
	Switzerland—1.1%
*	Luxoft Holding, Inc. (IT services)†	42,461	2,337
	Straumann Holding AG (Health care equipment & supplies)	11,377	3,922
			6,259
	Japan—17.5%
	ABC-Mart, Inc. (Specialty retail)	81,700	5,234
	Casio Computer Co., Ltd. (Household durables)	332,400	6,707
	Daicel Corporation (Chemicals)	307,000	4,195
	Daifuku Co., Ltd. (Machinery)	243,200	4,099
	Daiichikosho Co., Ltd. (Media)	113,700	4,950
	Fuji Electric Co., Ltd. (Electrical equipment)	467,000	1,614
	GLP J-Reit (Real estate investment trusts (REITs))	6,005	6,846
	Haseko Corporation (Household durables)	502,000	4,675
	Hitachi Capital Corporation (Consumer finance)	122,900	2,675
	Hoshizaki Electric Co., Ltd. (Machinery)	40,000	3,337
	IT Holdings Corporation (IT services)	223,800	5,297
	M3, Inc. (Health care technology)	116,700	2,937
	Meitec Corporation (Professional services)	164,900	5,766
	Nihon M&A Center, Inc. (Capital markets)	62,400	3,632
	Nissan Chemical Industries, Ltd. (Chemicals)	313,200	8,070
	NS Solutions Corporation (IT services)	218,900	4,297
	OSG Corporation (Machinery)	209,100	3,903
	Relo Holdings, Inc. (Real estate management & development)	29,400	3,942
	Resorttrust, Inc. (Hotels, restaurants & leisure)	108,400	2,436
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	56,800	3,558
	Skylark Co., Ltd. (Hotels, restaurants & leisure)	308,300	4,071
	Temp Holdings Co., Ltd. (Professional services)	411,200	5,963
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	106,600	3,618
			101,822
	United Kingdom—16.2%
	Bellway plc (Household durables)	116,151	4,376
	Berendsen plc (Commercial services & supplies)	348,538	6,022
	Big Yellow Group plc (Real estate investment trusts (REITs))	248,126	2,760
	Close Brothers Group plc (Capital markets)	242,501	4,396

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	210,128	$3,042
	Halfords Group plc (Specialty retail)	567,273	3,227
	Halma plc (Electronic equipment, instruments & components)	452,309	5,921
	Howden Joinery Group plc (Specialty retail)	384,437	2,640
	IG Group Holdings plc (Diversified financial services)	348,618	4,006
	Inchcape plc (Distributors)	644,035	6,692
	Jupiter Fund Management plc (Capital markets)	731,348	4,299
	Micro Focus International plc (Software)	422,252	9,521
	Moneysupermarket.com Group plc (Internet software & services)	1,002,063	4,572
	OneSavings Bank plc (Thrifts & mortgage finance)	476,024	2,275
	Provident Financial plc (Consumer finance)	55,147	2,349
	Rentokil Initial plc (Commercial services & supplies)	1,271,414	3,229
	Rightmove plc (Internet software & services)	52,082	3,150
	Senior plc (Aerospace & defense)	703,067	2,303
	SSP Group plc (Hotels, restaurants & leisure)	905,696	3,770
	Ted Baker plc (Textiles, apparel & luxury goods)	69,863	2,732
	The UNITE Group plc (Real estate management & development)	460,056	4,206
	Ultra Electronics Holdings plc (Aerospace & defense)	102,925	2,668
	Victrex plc (Chemicals)	133,967	3,171
	Workspace Group plc (Real estate investment trusts (REITs))	222,437	2,502
			93,829
	Asia—9.1%
	Australia—5.3%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	57,733	2,544
	DuluxGroup, Ltd. (Chemicals)	1,569,572	7,556
	JB Hi-Fi, Ltd. (Specialty retail)	24,936	451
	Magellan Financial Group, Ltd. (Capital markets)	275,063	4,782
	Orora, Ltd. (Containers & packaging)	3,450,366	6,612
	The Star Entertainment Group, Ltd. (Hotels, restaurants & leisure)	2,065,186	8,992
			30,937
	Hong Kong—0.9%
	Man Wah Holdings, Ltd. (Household durables)	4,218,000	5,356
	New Zealand—0.6%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	456,614	3,093
	Singapore—2.3%
	ComfortDelGro Corporation, Ltd. (Road & rail)	3,221,000	6,978
	SATS, Ltd. (Transportation infrastructure)	2,116,000	6,201
			13,179
	Emerging Asia—9.1%
	China—4.2%
	Beijing Capital International Airport Co., Ltd. Class “H” (Transportation infrastructure)	4,150,000	4,451
*	China Biologic Products, Inc. (Biotechnology) †	28,361	3,247
	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	82,098	3,137
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	198,183	4,172
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	683,000	3,720
	Travelsky Technology, Ltd. Class “H” (IT services)	3,440,000	5,649
			24,376

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—1.7%
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	392,876	$3,856
	Yes Bank, Ltd. (Banks)	438,212	5,737
			9,593
	Indonesia—0.7%
	PT Bank Negara Indonesia Persero Tbk (Banks)	10,528,100	4,129
	South Korea—0.6%
	Kangwon Land, Inc. (Hotels, restaurants & leisure)	102,720	3,674
	Taiwan—1.3%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	335,000	2,462
	E.Sun Financial Holding Co., Ltd. (Banks)	5,280,769	2,953
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	490,000	1,972
			7,387
	Thailand—0.6%
	Minor International PCL (Hotels, restaurants & leisure)	3,232,300	3,399
	Emerging Latin America—5.6%
	Brazil—0.5%
	Localiza Rent a Car S.A. (Road & rail)	339,300	2,805
	Mexico—4.6%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	917,630	3,445
	Gentera S.A.B. de C.V. (Consumer finance)	2,567,400	5,067
	Gruma S.A.B. de C.V. Class “B” (Food products)	366,500	5,812
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	929,500	5,333
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	28,683	4,307
	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Transportation infrastructure)	241,300	3,198
			27,162
	Panama—0.5%
	Copa Holdings S.A. Class “A” (Airlines)†	41,911	2,839
	Canada—3.0%
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	644,623	1,583
	Linamar Corporation (Auto components)	129,736	6,242
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	170,155	3,785
*	Raging River Exploration, Inc. (Oil, gas & consumable fuels)	409,381	2,862
	WestJet Airlines, Ltd. (Airlines)	72,886	1,156
	Whitecap Resources, Inc. (Oil, gas & consumable fuels)	287,542	1,714
			17,342
	Emerging Europe, Mid-East, Africa—2.9%
	Hungary—0.5%
	Richter Gedeon Nyrt (Pharmaceuticals)	138,868	2,768
	South Africa—1.2%
	Clicks Group, Ltd. (Food & staples retailing)	733,596	4,829

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
South Africa—(continued)
Rand Merchant Investment Holdings, Ltd. (Insurance)	845,524	$2,383
		7,212
Turkey—1.2%
Ford Otomotiv Sanayi A.S. (Automobiles)	386,299	5,092
Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	3,432,553	2,010
		7,102
Total Common Stocks—97.9% (cost $510,950)		568,277
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $8,661, collateralized by FNMA, 3.430%, due 5/27/33	$8,661	8,661
Total Repurchase Agreement—1.5% (cost $8,661)		8,661
Total Investments—99.4% (cost $519,611)		576,938
Cash and other assets, less liabilities—0.6%		3,233
Net assets—100.0%		$580,171

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	22.9%
Industrials	21.5%
Financials	20.8%
Information Technology	11.0%
Health Care	8.8%
Materials	7.9%
Consumer Staples	4.4%
Energy	1.7%
Utilities	1.0%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.4%
Japanese Yen	17.9%
British Pound Sterling	17.7%
Australian Dollar	5.4%
U.S. Dollar	4.9%
Mexican Peso	4.0%
Swedish Krona	3.8%
Hong Kong Dollar	3.4%
Canadian Dollar	3.1%
Singapore Dollar	2.3%
Israeli Shekel	2.0%
Indian Rupee	1.7%
Danish Krone	1.4%
New Taiwan Dollar	1.3%
South African Rand	1.3%
Turkish Lira	1.2%
All Other Currencies	4.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—64.0%
	China—19.9%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	40,315	$3,186
*	Baidu, Inc.—ADR (Internet software & services)	15,687	2,994
	China Overseas Land & Investment, Ltd. (Real estate management & development)	386,000	1,222
	CNOOC, Ltd. (Oil, gas & consumable fuels)	3,032,000	3,584
*	Ctrip.com International, Ltd.—ADR (Internet & catalog retail)	25,173	1,114
*	Dali Foods Group Co., Ltd.—144A (Food products)	2,407,500	1,456
	ENN Energy Holdings, Ltd. (Gas utilities)	206,000	1,137
	NetEase, Inc.—ADR (Internet software & services)	12,777	1,834
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	647,500	3,101
*	TAL Education Group—ADR (Diversified consumer services)	10,973	545
	Tencent Holdings, Ltd. (Internet software & services)	209,900	4,289
			24,462
	India—14.2%
	Asian Paints, Ltd. (Chemicals)	90,080	1,186
	Axis Bank, Ltd. (Banks)	98,918	665
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	85,595	1,170
	Bharti Infratel, Ltd. (Wireless telecommunication services)	237,804	1,408
	HDFC Bank, Ltd. (Banks)	129,791	2,101
	Hindustan Unilever, Ltd. (Household products)	140,667	1,854
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	69,216	1,157
	Infosys, Ltd. (IT services)	140,395	2,586
	Maruti Suzuki India, Ltd. (Automobiles)	10,988	616
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	133,938	1,671
*	Tata Motors, Ltd. (Automobiles)	373,370	2,191
	Zee Entertainment Enterprises, Ltd. (Media)	142,961	836
			17,441
	Indonesia—5.8%
	PT Astra International Tbk (Automobiles)	2,147,100	1,174
*	PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,591,700	2,233
	PT Hanjaya Mandala Sampoerna Tbk (Tobacco)	69,400	515
	PT Kalbe Farma Tbk (Pharmaceuticals)	7,352,500	801
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	6,890,500	1,728
	PT Unilever Indonesia Tbk (Household products)	210,500	681
			7,132
	Malaysia—1.0%
	Public Bank Bhd (Banks)	254,700	1,226
	Philippines—1.0%
	SM Prime Holdings, Inc. (Real estate management & development)	1,301,700	621
	Universal Robina Corporation (Food products)	138,980	654
			1,275
	South Korea—10.1%
	Amorepacific Corporation (Personal products)	1,918	648
	Coway Co., Ltd. (Household durables)	15,407	1,300
	KT&G Corporation (Tobacco)	6,505	626
	LG Chem, Ltd. (Chemicals)	6,975	1,997
	LG Household & Health Care, Ltd. (Household products)	994	821
	NAVER Corporation (Internet software & services)	998	556
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	3,753	4,306

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—(continued)
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	89,030	$2,192
			12,446
	Taiwan—8.5%
	Chunghwa Telecom Co., Ltd. (Diversified telecommunication services)	516,000	1,755
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	34,000	2,636
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	213,356	5,590
	Uni-President Enterprises Corporation (Food products)	254,000	446
			10,427
	Thailand—3.5%
	Airports of Thailand PCL (Transportation infrastructure)	100,900	1,153
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	1,600,000	1,064
	CP ALL PCL (Food & staples retailing)	977,500	1,271
	Kasikornbank PCL (Banks)	160,500	799
			4,287
	Emerging Europe, Mid-East, Africa—19.0%
	Czech Republic—0.7%
	Komercni banka A.S. (Banks)	4,062	897
	Russia—3.6%
	Magnit PJSC—GDR (Food & staples retailing)	59,580	2,380
*	Mail.Ru Group, Ltd.—GDR (Internet software & services)	97,096	2,107
			4,487
	South Africa—8.2%
	Bidvest Group, Ltd. (Industrial conglomerates)	54,169	1,369
	Discovery, Ltd. (Insurance)	82,679	680
	FirstRand, Ltd. (Diversified financial services)	521,570	1,709
	Naspers, Ltd. (Media)	27,456	3,833
	Steinhoff International Holdings N.V. (Household durables)	380,198	2,494
			10,085
	Turkey—3.7%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	59,753	1,295
	KOC Holding A.S. (Industrial conglomerates)	369,894	1,878
	Turkiye Garanti Bankasi A.S. (Banks)	455,051	1,331
			4,504
	United Arab Emirates—2.8%
	DP World, Ltd. (Transportation infrastructure)†	46,652	877
*	Emaar Malls Group PJSC (Real estate management & development)	826,544	648
	Emaar Properties PJSC (Real estate management & development)	1,142,505	1,872
			3,397
	Emerging Latin America—12.5%
	Brazil—5.2%
	AMBEV S.A.—ADR (Beverages)	489,143	2,534
	BB Seguridade Participacoes S.A. (Insurance)	117,600	971
	Cielo S.A. (IT services)	65,700	639

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
*	Hypermarcas S.A. (Personal products)	80,700	$631
	Lojas Renner S.A. (Multiline retail)	113,400	656
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	49,500	961
			6,392
	Chile—0.8%
	Banco Santander Chile—ADR (Banks)	48,840	945
	Mexico—4.7%
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	13,944	1,343
	Grupo Financiero Inbursa S.A.B. de C.V. Class “O” (Banks)	484,100	969
	Kimberly-Clark de Mexico S.A.B. de C.V. Class “A” (Household products)	509,100	1,230
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	969,900	2,296
			5,838
	Peru—1.8%
	Credicorp, Ltd. (Banks)†	17,030	2,231
	Total Common Stocks—95.5% (cost $114,879)		117,472
	Preferred Stock
	Brazil—1.0%
	Itau Unibanco Holding S.A. (Banks)	141,600	1,229
	Total Preferred Stock—1.0% (cost $1,212)		1,229
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $3,939, collateralized by FHLMC, 4.125%, due 10/11/33	$3,939	3,939
	Total Repurchase Agreement—3.2% (cost $3,939)		3,939
	Total Investments—99.7% (cost $120,030)		122,640
	Cash and other assets, less liabilities—0.3%		389
	Net assets—100.0%		$123,029

ADR = American Depository Receipt
GDR = Global Depository Receipt
* Non-income producing securities
† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	27.8%
Financials	22.4%
Consumer Staples	17.4%
Consumer Discretionary	12.4%
Energy	4.8%
Industrials	4.4%
Telecommunication Services	4.1%
Health Care	3.0%
Materials	2.7%
Utilities	1.0%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	23.3%
Indian Rupee	14.7%
Hong Kong Dollar	12.5%
South Korean Won	10.5%
South African Rand	8.5%
Indonesian Rupiah	6.0%
Brazilian Real	4.3%
New Taiwan Dollar	4.1%
Turkish Lira	3.8%
Mexican Peso	3.8%
Thai Baht	3.6%
UAE Dirham	2.1%
Philippine Peso	1.1%
Malaysian Ringgit	1.0%
All Other Currencies	0.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—64.8%
	China—16.5%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	237,755	$18,790
*	Baidu, Inc.—ADR (Internet software & services)	98,035	18,713
*	China Biologic Products, Inc. (Biotechnology) †	15,366	1,759
	China Overseas Land & Investment, Ltd. (Real estate management & development)	1,404,000	4,443
	CNOOC, Ltd. (Oil, gas & consumable fuels)	21,688,000	25,638
*	Ctrip.com International, Ltd.—ADR (Internet & catalog retail)	138,689	6,138
*	Dali Foods Group Co., Ltd.—144A (Food products)	6,750,000	4,081
*	Fuyao Glass Industry Group Co. Ltd.—144A Class “H” (Auto components)	120,000	291
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	16,155,932	4,998
	NetEase, Inc.—ADR (Internet software & services)	45,308	6,505
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	4,412,000	21,129
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	505,000	2,751
*	TAL Education Group—ADR (Diversified consumer services)	43,091	2,141
	Tencent Holdings, Ltd. (Internet software & services)	1,371,960	28,032
	Xinyi Solar Holdings, Ltd. (Semiconductors & semiconductor equipment)	9,482,000	3,349
			148,758
	India—15.0%
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	120,184	2,432
	Asian Paints, Ltd. (Chemicals)	231,323	3,046
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	416,703	4,688
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	314,973	4,306
	Bharti Infratel, Ltd. (Wireless telecommunication services)	521,542	3,087
	Britannia Industries, Ltd. (Food products)	51,322	2,086
	Dabur India, Ltd. (Personal products)	581,975	2,204
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	243,111	2,919
	Godrej Consumer Products, Ltd. (Personal products)	110,459	2,304
	Havells India, Ltd. (Electrical equipment)	629,324	3,072
	HDFC Bank, Ltd. (Banks)	1,002,321	16,222
	Hindustan Unilever, Ltd. (Household products)	685,036	9,028
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	526,877	8,808
	IndusInd Bank, Ltd. (Banks)	733,615	10,705
	Infosys, Ltd. (IT services)	1,003,836	18,493
	Maruti Suzuki India, Ltd. (Automobiles)	41,773	2,341
	Motherson Sumi Systems, Ltd. (Auto components)	587,001	2,331
	Pidilite Industries, Ltd. (Chemicals)	232,355	2,070
*	SKS Microfinance, Ltd. (Consumer finance)	271,143	2,244
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	326,570	4,074
*	Tata Motors, Ltd. (Automobiles)	3,165,804	18,582
	Yes Bank, Ltd. (Banks)	615,868	8,063
	Zee Entertainment Enterprises, Ltd. (Media)	486,245	2,842
			135,947
	Indonesia—5.5%
	PT Astra International Tbk (Automobiles)	16,692,300	9,127
*	PT Bank Rakyat Indonesia Persero Tbk (Banks)	16,759,821	14,440
	PT Gudang Garam Tbk (Tobacco)	884,600	4,356
	PT Kalbe Farma Tbk (Pharmaceuticals)	26,278,015	2,864
	PT Lippo Karawaci Tbk (Real estate management & development)	24,357,200	1,920
	PT Matahari Department Store Tbk (Multiline retail)	3,167,500	4,383
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	41,097,300	10,305

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Indonesia—(continued)
	PT Unilever Indonesia Tbk (Household products)	592,700	$1,919
			49,314
	Malaysia—1.3%
	Public Bank Bhd (Banks)	2,502,500	12,046
	Philippines—3.0%
	Ayala Land, Inc. (Real estate management & development)	8,940,800	6,845
	BDO Unibank, Inc. (Banks)	3,028,410	6,728
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,712,210	2,518
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	618,810	3,051
	SM Investments Corporation (Industrial conglomerates)	146,860	3,028
	Universal Robina Corporation (Food products)	1,073,200	5,053
			27,223
	South Korea—10.5%
	Amorepacific Corporation (Personal products)	7,222	2,441
	CJ CGV Co., Ltd. (Media)	18,110	1,563
	Coway Co., Ltd. (Household durables)	60,981	5,146
	Hanssem Co., Ltd. (Household durables)	11,572	2,261
	Kangwon Land, Inc. (Hotels, restaurants & leisure)	133,030	4,758
	KT&G Corporation (Tobacco)	48,886	4,702
	LG Chem, Ltd. (Chemicals)	39,425	11,290
	LG Household & Health Care, Ltd. (Personal products)	7,463	6,167
*	Loen Entertainment, Inc. (Media)	30,425	2,078
	Medy-Tox, Inc. (Biotechnology)	5,568	2,149
	NAVER Corporation (Internet software & services)	7,332	4,084
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	23,861	27,375
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	649,100	15,978
	SK Innovation Co., Ltd. (Oil, gas & consumable fuels)	32,773	4,929
			94,921
	Taiwan—9.4%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	450,145	3,308
	Chunghwa Telecom Co., Ltd. (Diversified telecommunication services)	3,191,000	10,857
	Cub Elecparts, Inc. (Auto components)	252,168	3,075
	E.Sun Financial Holding Co., Ltd. (Banks)	8,762,146	4,900
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	182,483	2,401
	Ennoconn Corporation (Technology hardware, storage & peripherals)	151,000	1,816
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	439,000	2,332
	Hota Industrial Manufacturing Co., Ltd. (Auto components)	637,000	2,771
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	132,000	10,233
	St Shine Optical Co., Ltd. (Health care equipment & supplies)	58,000	1,184
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	2,085,000	10,495
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,121,825	29,392
	Uni-President Enterprises Corporation (Food products)	1,229,000	2,158
			84,922
	Thailand—3.6%
	Airports of Thailand PCL (Transportation infrastructure)	371,000	4,239
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	8,258,100	5,493
	Central Pattana PCL (Real estate management & development)	4,607,600	6,745

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Thailand—(continued)
	CP ALL PCL (Food & staples retailing)	3,365,100	$4,376
	Kasikornbank PCL (Banks)	900,000	4,477
	Minor International PCL (Hotels, restaurants & leisure)	2,021,700	2,126
	Thai Beverage PCL (Beverages)	10,295,500	5,462
			32,918
	Emerging Europe, Mid-East, Africa—15.9%
	Czech Republic—0.5%
	Komercni banka A.S. (Banks)	19,888	4,392
	Hungary—0.2%
	Richter Gedeon Nyrt (Pharmaceuticals)	102,337	2,040
	Poland—0.3%
	Eurocash S.A. (Food & staples retailing)	169,069	2,417
	Qatar—0.5%
	Qatar National Bank S.A.Q. (Banks)	111,776	4,322
	Russia—1.5%
	Magnit PJSC—GDR (Food & staples retailing)	334,188	13,351
	South Africa—6.1%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	149,555	3,243
	Bidvest Group, Ltd. (Industrial conglomerates)	211,348	5,340
	Capitec Bank Holdings, Ltd. (Banks)	30,378	1,179
	Discovery, Ltd. (Insurance)	318,668	2,623
	FirstRand, Ltd. (Diversified financial services)	2,891,105	9,472
	Naspers, Ltd. (Media)	184,852	25,805
	Steinhoff International Holdings N.V. (Household durables)	1,184,957	7,773
			55,435
	Turkey—4.1%
	Arcelik A.S. (Household durables)	681,217	4,632
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	176,072	3,815
	KOC Holding A.S. (Industrial conglomerates)	2,023,433	10,276
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	542,177	4,398
*	Tupras Turkiye Petrol Rafinerileri A.S. (Oil, gas & consumable fuels)	144,550	4,071
	Turkiye Garanti Bankasi A.S. (Banks)	3,315,337	9,695
			36,887
	United Arab Emirates—2.7%
	DP World, Ltd. (Transportation infrastructure) †	223,136	4,193
	Dubai Islamic Bank PJSC (Banks)	2,466,675	3,982
*	Emaar Malls Group PJSC (Real estate management & development)	2,867,046	2,248
	Emaar Properties PJSC (Real estate management & development)	5,481,124	8,984
	First Gulf Bank PJSC (Banks)	1,637,089	5,237
			24,644
	Emerging Latin America—14.9%
	Argentina—0.8%
	MercadoLibre, Inc. (Internet software & services)†	19,273	2,271
	OTP Bank plc (Banks)	81,125	2,037

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Argentina—(continued)
	YPF S.A.—ADR (Oil, gas & consumable fuels)	147,535	$2,638
			6,946
	Brazil—4.9%
	AMBEV S.A.—ADR (Beverages)	3,564,243	18,463
	BB Seguridade Participacoes S.A. (Insurance)	860,500	7,108
	Cielo S.A. (IT services)	287,600	2,797
*	Hypermarcas S.A. (Personal products)	434,600	3,399
	Lojas Renner S.A. (Multiline retail)	889,900	5,145
	Raia Drogasil S.A. (Food & staples retailing)	163,500	2,374
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	250,200	4,856
			44,142
	Chile—1.1%
	Banco Santander Chile—ADR (Banks)	264,163	5,112
	S.A.C.I. Falabella (Multiline retail)	732,802	5,107
			10,219
	Mexico—6.5%
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	3,020,469	7,026
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	87,805	8,457
	Gruma S.A.B. de C.V. Class “B” (Food products)	158,900	2,520
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	451,500	4,019
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	25,112	3,771
*	Grupo Bimbo S.A.B. de C.V. Class “A”Class “A”Class “A”Class “A” (Food products)	1,028,800	3,044
	Grupo Financiero Inbursa S.A.B. de C.V. Class “O” (Banks)	1,582,500	3,167
	Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	3,066,200	5,560
	Grupo Lala S.A.B. de C.V. (Food products)	812,200	2,208
	Nemak S.A.B. de C.V.—144A (Auto components)	2,241,200	3,222
	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Transportation infrastructure)	276,000	3,658
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	5,375,900	12,726
			59,378
	Panama—0.4%
	Copa Holdings S.A. Class “A” (Airlines)†	50,971	3,453
	Peru—1.2%
	Credicorp, Ltd. (Banks)†	84,535	11,075
	Total Common Stocks—95.6% (cost $834,055)		864,750
	Preferred Stock
	Brazil—0.5%
	Itau Unibanco Holding S.A. (Banks)	542,200	4,706
	Total Preferred Stock—0.5% (cost $3,718)		4,706

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Affiliated Fund
Emerging Asia—0.3%
China—0.3%
William Blair China A-Share Fund, LLC**§	163,216	$2,855
Total Affiliated Fund—0.3% (cost $1,632)		2,855
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $40,155, collateralized by FHLB, 3.300%, due 9/7/32	$40,155	40,155
Total Repurchase Agreement—4.4% (cost $40,155)		40,155
Total Investments—100.8% (cost $879,560)		912,466
Liabilities, plus cash and other assets—(0.8)%		(7,487)
Net assets—100.0%		$904,979

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.32% of the Fund’s net assets at March 31, 2016.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.32% of the Fund’s net assets at March 31, 2016.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2016, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund. The Fund may redeem its investment weekly, but is subject to monthly repatriation and other redemption restrictions imposed on the William Blair China A-Share Fund, LLC by the Chinese government.

	Share Activity				Period Ended March 31, 2016

Security Name	Balance 12/31/2015	Purchases	Sales	Balance 03/31/2016	Value	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
William Blair China A-Share Fund, LLC	274,339	—	111,123	163,216	$2,855	$—	$810	$(853)

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	26.1%
Information Technology	23.3%
Consumer Discretionary	15.9%
Consumer Staples	14.8%
Industrials	5.5%
Energy	5.3%
Health Care	3.8%
Telecommunication Services	2.8%
Materials	1.9%
Utilities	0.6%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	18.2%
Indian Rupee	15.6%
South Korean Won	10.9%
Hong Kong Dollar	10.9%
New Taiwan Dollar	6.4%
South African Rand	6.4%
Indonesian Rupiah	5.6%
Mexican Peso	5.4%
Turkish Lira	4.2%
Brazilian Real	3.5%
Thai Baht	3.1%
Philippine Peso	3.1%
UAE Dirham	2.3%
Malaysian Ringgit	1.4%
All Other Currencies	3.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—70.9%
	China—8.6%
	Anta Sports Products, Ltd. (Textiles, apparel & luxury goods)	750,000	$1,659
	Beijing Capital International Airport Co., Ltd. Class “H” (Transportation infrastructure)	1,658,000	1,778
*	Beijing Enterprises Water Group, Ltd. (Water utilities)	516,000	323
	Bloomage BioTechnology Corporation, Ltd. (Chemicals)	95,000	209
*	China Biologic Products, Inc. (Biotechnology)†	6,405	733
	China Lilang, Ltd. (Textiles, apparel & luxury goods)	1,372,000	840
	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	77,504	2,962
	CT Environmental Group, Ltd. (Water utilities)	4,818,000	1,410
*	Fuyao Glass Industry Group Co. Ltd.—144A Class “H” (Auto components)	34,800	84
*	Noah Holdings, Ltd.—ADR (Capital markets)	78,979	1,965
	PAX Global Technology, Ltd. (Electronic equipment, instruments & components)	1,017,000	1,017
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	658,000	3,584
	Silergy Corporation (Semiconductors & semiconductor equipment)	162,000	2,210
*	TAL Education Group—ADR (Diversified consumer services)	73,394	3,646
	Travelsky Technology, Ltd. Class “H” (IT services)	1,288,000	2,115
			24,535
	Hong Kong—0.7%
*	IMAX China Holding, Inc.—144A (Media)	185,300	1,114
	Shenzhen Investment, Ltd. (Real estate management & development)	2,218,000	881
			1,995
	India—16.6%
	Alembic Pharmaceuticals, Ltd. (Pharmaceuticals)	23,473	213
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	86,271	1,746
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	29,311	330
	Bajaj Finance, Ltd. (Consumer finance)	45,251	4,723
	Blue Dart Express, Ltd. (Air freight & logistics)	19,204	1,773
	Britannia Industries, Ltd. (Food products)	13,662	555
	Dabur India, Ltd. (Personal products)	381,434	1,444
*	Dish TV India, Ltd. (Media)	234,669	312
	Eicher Motors, Ltd. (Machinery)	4,916	1,425
	Finolex Industries, Ltd. (Chemicals)	188,775	1,040
	Godrej Consumer Products, Ltd. (Personal products)	110,676	2,308
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	638,862	2,302
	Havells India, Ltd. (Electrical equipment)	499,828	2,440
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	145,243	1,426
	IndusInd Bank, Ltd. (Banks)	257,614	3,759
	Kajaria Ceramics, Ltd. (Building products)	100,421	1,460
	LIC Housing Finance, Ltd. (Thrifts & mortgage finance)	144,366	1,070
	Marico, Ltd. (Personal products)	816,516	3,021
	Max India, Ltd. (Insurance)	128,966	665
	Max India, Ltd. (Health care providers & services)**§	181,994	495
	Max Ventures & Industries, Ltd. (Chemicals)**§	36,399	17
	Oracle Financial Services Software, Ltd. (Software)	22,773	1,207
	Persistent Systems, Ltd. (IT services)	41,854	480
	PI Industries, Ltd. (Chemicals)	29,230	250
	Pidilite Industries, Ltd. (Chemicals)	168,890	1,505
	Repco Home Finance, Ltd. (Consumer finance)	95,575	835
	Sadbhav Engineering, Ltd. (Construction & engineering)	190,998	860
*	SKS Microfinance, Ltd. (Consumer finance)	255,410	2,114
	Strides Shasun, Ltd. (Pharmaceuticals)	54,866	902
	Supreme Industries, Ltd. (Chemicals)	160,687	1,788

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	12,738	$257
	Yes Bank, Ltd. (Banks)	286,827	3,755
	Zee Entertainment Enterprises, Ltd. (Media)	162,869	952
			47,429
	Indonesia—6.5%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	14,156,300	955
	PT Bank Negara Indonesia Persero Tbk (Banks)	8,789,900	3,447
	PT Bank Tabungan Negara Persero Tbk (Banks)	16,598,800	2,184
	PT Ciputra Development Tbk (Real estate management & development)	3,604,500	355
	PT Gudang Garam Tbk (Tobacco)	115,100	567
	PT Indofood CBP Sukses Makmur Tbk (Food products)	1,955,300	2,241
	PT Matahari Department Store Tbk (Multiline retail)	1,779,500	2,463
	PT Pakuwon Jati Tbk (Real estate management & development)	61,439,500	2,243
	PT Summarecon Agung Tbk (Real estate management & development)	22,460,500	2,685
	PT Waskita Karya Persero Tbk (Construction & engineering)	10,058,300	1,521
			18,661
	Malaysia—1.9%
	Globetronics Technology Bhd (Semiconductors & semiconductor equipment)	806,300	1,118
	Inari Amertron Bhd (Electronic equipment, instruments & components)	1,479,650	1,221
	My EG Services Bhd (IT services)	1,516,100	832
	SapuraKencana Petroleum Bhd (Energy equipment & services)	4,731,400	2,256
			5,427
	Pakistan—3.0%
	D.G. Khan Cement Co., Ltd. (Construction materials)	1,622,500	2,684
	Engro Corporation, Ltd. (Chemicals)	479,200	1,442
	Engro Fertilizers, Ltd. (Chemicals)	280,000	186
*	Engro Foods, Ltd. (Food products)	1,502,500	2,278
	Lucky Cement, Ltd. (Construction materials)	120,300	617
	Maple Leaf Cement Factory, Ltd. (Construction materials)	1,471,621	1,294
			8,501
	Philippines—5.4%
	D&L Industries, Inc. (Chemicals)	5,330,000	1,113
	GT Capital Holdings, Inc. (Diversified financial services)	136,690	4,126
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	502,540	2,478
	Robinsons Land Corporation (Real estate management & development)	3,737,000	2,264
	Security Bank Corporation (Banks)	721,210	2,741
	Universal Robina Corporation (Food products)	547,490	2,578
			15,300
	South Korea—7.5%
	BGF retail Co., Ltd. (Food & staples retailing)	4,970	713
	Cell Biotech Co., Ltd. (Biotechnology)	27,730	1,535
	CJ CGV Co., Ltd. (Media)	11,410	985
	Eo Technics Co., Ltd. (Semiconductors & semiconductor equipment)	13,062	1,366
	Hanssem Co., Ltd. (Household durables)	6,360	1,243
	InBody Co., Ltd. (Health care equipment & supplies)	29,339	1,239
	Kangwon Land, Inc. (Hotels, restaurants & leisure)	98,460	3,521
	Korea Kolmar Co., Ltd. (Personal products)	25,006	1,778
*	Loen Entertainment, Inc. (Media)	18,233	1,245
	Medy-Tox, Inc. (Biotechnology)	9,544	3,684

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—(continued)
	Modetour Network, Inc. (Hotels, restaurants & leisure)	38,414	$1,011
	OCI Materials Co., Ltd. (Chemicals)	32,776	3,196
			21,516
	Taiwan—15.7%
	Actron Technology Corporation (Auto components)	240,000	958
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	186,000	1,367
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	113,000	1,201
	Bizlink Holding, Inc. (Electrical equipment)	306,000	1,626
	Chipbond Technology Corporation (Semiconductors & semiconductor equipment)	1,005,000	1,624
	Cleanaway Co., Ltd. (Commercial services & supplies)	232,000	1,287
	Cub Elecparts, Inc. (Auto components)	254,080	3,099
	E.Sun Financial Holding Co., Ltd. (Banks)	3,672,611	2,054
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	108,770	1,431
	Ennoconn Corporation (Technology hardware, storage & peripherals)	168,000	2,020
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	335,000	1,780
	Hota Industrial Manufacturing Co., Ltd. (Auto components)	577,000	2,510
	Kung Long Batteries Industrial Co., Ltd. (Electrical equipment)	364,000	1,606
	Macauto Industrial Co., Ltd. (Auto components)	450,000	2,363
	Posiflex Technology, Inc. (Electronic equipment, instruments & components)	108,000	545
	Poya Co., Ltd. (Multiline retail)	200,100	2,126
	Shin Zu Shing Co., Ltd. (Machinery)	722,000	2,580
	Silicon Motion Technology Corporation—ADR (Semiconductors & semiconductor equipment)	42,820	1,662
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	949,000	1,937
	Sporton International, Inc. (Professional services)	439,757	2,248
	St Shine Optical Co., Ltd. (Health care equipment & supplies)	24,000	490
	Taiwan Paiho, Ltd. (Textiles, apparel & luxury goods)	874,000	2,618
	Tung Thih Electronic Co., Ltd. (Auto components)	44,600	734
	Visual Photonics Epitaxy Co., Ltd. (Semiconductors & semiconductor equipment)	1,078,000	1,859
	Voltronic Power Technology Corporation (Electrical equipment)	99,103	1,561
	Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	730,539	1,448
			44,734
	Thailand—5.0%
	Beauty Community PCL (Specialty retail)	15,776,800	2,422
	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	1,285,800	1,562
	Delta Electronics Thailand PCL (Electronic equipment, instruments & components)	609,700	1,508
	KCE Electronics PCL (Electronic equipment, instruments & components)	1,578,500	3,544
	Kiatnakin Bank PCL (Banks)	647,300	773
	Minor International PCL (Hotels, restaurants & leisure)	2,500,501	2,630
	Srisawad Power 1979 PCL Class “F” (Consumer finance)	1,456,500	1,749
			14,188
	Emerging Latin America—14.6%
	Brazil—4.5%
	BR Malls Participacoes S.A. (Real estate management & development)	299,100	1,227
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	160,400	747
*	Hypermarcas S.A. (Personal products)	227,000	1,775
	Kroton Educacional S.A. (Diversified consumer services)	872,400	2,786
	Lojas Renner S.A. (Multiline retail)	403,000	2,330
	Raia Drogasil S.A. (Food & staples retailing)	273,400	3,969
			12,834

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—9.4%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	940,300	$3,529
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	684,308	3,987
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V.—ADR (Airlines)	105,677	2,227
	Gruma S.A.B. de C.V. Class “B” (Food products)	118,831	1,885
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	936,209	5,371
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	160,000	1,424
	Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	544,001	986
	Grupo Lala S.A.B. de C.V. (Food products)	1,075,890	2,924
	Megacable Holdings S.A.B. de C.V. (Media)	273,400	1,135
	Nemak S.A.B. de C.V.—144A (Auto components)	649,200	933
	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Transportation infrastructure)	127,100	1,685
	Unifin Financiera SAPI de C.V. SOFOM E.N.R. (Consumer finance)	291,300	816
			26,902
	Panama—0.7%
	Copa Holdings S.A. CLASS “A” (Airlines)†	28,982	1,963
	Emerging Europe, Mid-East, Africa—12.5%
	Hungary—0.8%
*	Magyar Telekom Telecommunications plc (Diversified telecommunication services)	880,209	1,455
	Richter Gedeon Nyrt (Pharmaceuticals)	36,237	723
			2,178
	Kenya—0.8%
	Safaricom, Ltd. (Wireless telecommunication services)	14,524,600	2,405
	Poland—1.1%
	Eurocash S.A. (Food & staples retailing)	106,432	1,522
	KRUK S.A. (Consumer finance)	31,004	1,495
			3,017
	Qatar—0.5%
	Al Meera Consumer Goods Co. (Food & staples retailing)	26,288	1,494
	Romania—0.7%
*	Banca Transilvania S.A. (Banks)	2,758,420	1,890
	Russia—0.3%
*	Yandex N.V. Class “A” (Internet software & services)†	66,117	1,013
	South Africa—3.2%
	AVI, Ltd. (Food products)	376,798	2,217
	Capitec Bank Holdings, Ltd. (Banks)	14,531	564
	Cashbuild, Ltd. (Specialty retail)	73,311	1,609
	Clicks Group, Ltd. (Food & staples retailing)	334,752	2,203
	EOH Holdings, Ltd. (IT services)	134,544	1,344
	PSG Group, Ltd. (Diversified financial services)	22,521	306
	Resilient REIT, Ltd. (Real estate investment trusts (REITs))	85,693	787
			9,030
	Turkey—3.9%
	Arcelik A.S. (Household durables)	330,672	2,249
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	587,876	4,769
*	Tupras Turkiye Petrol Rafinerileri A.S. (Oil, gas & consumable fuels)	78,695	2,216

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Turkey—(continued)
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	1,443,121	$845
	Ulker Biskuvi Sanayi A.S. (Food products)	131,999	979
			11,058
	United Arab Emirates—1.2%
*	Emaar Malls Group PJSC (Real estate management & development)	2,045,022	1,604
	NMC Health plc (Health care providers & services)	128,333	1,948
			3,552
	Total Common Stocks—98.0% (cost $259,346)		279,622
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $941, collateralized by FNMA, 3.430%, due 5/27/33	$941	941
	Total Repurchase Agreement—0.4% (cost $941)		941
	Total Investments—98.4% (cost $260,287)		280,563
	Cash and other assets, less liabilities—1.6%		4,688
	Net assets—100.0%		$285,251

ADR = American Depository Receipt

* Non-income producing securities

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. These holdings represent 0.18% of the Fund’s net assets at March 31, 2016.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.18% of the Fund’s net assets at March 31, 2016.

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

At March 31, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	26.2%
Financials	22. 6%
Consumer Staples	13.0%
Industrials	12.5%
Information Technology	11.7%
Materials	5.5%
Health Care	4.9%
Energy	1.6%
Telecommunication Services	1.4%
Utilities	0.6%
Total	100.0%

At March 31, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	17.0%
New Taiwan Dollar	16.2%
Mexican Peso	8.8%
South Korean Won	7.7%
Indonesian Rupiah	6.7%
U.S. Dollar	5.8%
Philippine Peso	5.5%
Hong Kong Dollar	5.4%
Thai Baht	5.1%
Brazilian Real	4.6%
Turkish Lira	3.9%
South African Rand	3.2%
Pakistan Rupee	3.0%
Malaysian Ringgit	1.9%
All Other Currencies	5.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—50.7%
U.S. Treasury Inflation Indexed Notes/Bonds—5.6%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$4,993	$5,431
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	17,293	24,789
Total U.S. Treasury Inflation Indexed Notes/Bonds		30,220
U.S. Treasury—0.6%
U.S. Treasury Bill, 0.191%, due 7/14/16	200	200
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	3,500	3,335
Total U.S. Treasury Obligations		3,535
Government National Mortgage Association (GNMA)—0.3%
#623162, 6.500%, due 7/15/18	11	11
#589335, 6.500%, due 10/15/22	25	28
#357322, 7.000%, due 9/15/23	9	10
#616250, 6.000%, due 2/15/24	3	4
#509405, 7.500%, due 8/15/29	1	1
GNR 2004-2 M5, 4.891%, due 7/16/34	24	24
#699118, 6.000%, due 9/15/38	1,564	1,768
Total GNMA Mortgage Obligations		1,846
Federal Home Loan Mortgage Corp. (FHLMC)—13.0%
#G12258, 6.000%, due 8/1/16	1	1
#J04096, 6.500%, due 1/1/17	2	2
#E90398, 7.000%, due 5/1/17	8	9
#G90027, 6.000%, due 11/17/17	3	3
#G30093, 7.000%, due 12/1/17	3	3
#O20005, 6.500%, due 1/1/18	3	3
#E96940, 4.500%, due 6/1/18	18	19
#B13747, 5.000%, due 4/1/19	230	241
#G30254, 6.500%, due 5/1/19	4	5
#G11697, 5.500%, due 4/1/20	405	424
#G12113, 5.500%, due 5/1/21	383	410
#J02986, 6.500%, due 7/1/21	16	17
#G30255, 7.000%, due 7/1/21	4	4
#G30243, 6.000%, due 12/1/21	4	5
#G12720, 5.500%, due 6/1/22	45	48
#D95621, 6.500%, due 7/1/22	29	33
#G14150, 4.500%, due 4/1/26	2,178	2,335
#J16051, 4.500%, due 7/1/26	946	1,016
#G02183, 6.500%, due 3/1/30	29	33
#G01728, 7.500%, due 7/1/32	131	164
#C01385, 6.500%, due 8/1/32	106	123
#G01551, 6.000%, due 4/1/33	2,342	2,694
#C01623, 5.500%, due 9/1/33	132	149
#A15039, 5.500%, due 10/1/33	2	3
#A17603, 5.500%, due 1/1/34	2,288	2,623
#G01705, 5.500%, due 6/1/34	947	1,091
#G01843, 6.000%, due 6/1/35	24	28
#G02141, 6.000%, due 3/1/36	672	775
#A62179, 6.000%, due 6/1/37	291	335
#G03711, 6.000%, due 6/1/37	922	1,057
#A63539, 6.000%, due 7/1/37	365	419
#A62858, 6.500%, due 7/1/37	144	164

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#G03170, 6.500%, due 8/1/37	$304	$355
#A66843, 6.500%, due 10/1/37	997	1,185
#G07837, 6.500%, due 2/1/38	3,473	4,094
#G04053, 5.500%, due 3/1/38	683	777
#A78138, 5.500%, due 6/1/38	426	488
#G04466, 5.500%, due 7/1/38	18,695	21,538
#G04544, 6.000%, due 8/1/38	851	982
#A81799, 6.500%, due 9/1/38	708	848
#G05723, 6.500%, due 11/1/38	1,787	2,061
#A86143, 5.000%, due 5/1/39	64	72
#G05810, 5.000%, due 2/1/40	16,966	19,103
#G05875, 5.500%, due 2/1/40	836	952
#G06017, 5.500%, due 6/1/40	208	236
#C03665, 9.000%, due 4/1/41	842	1,054
#G06583, 5.000%, due 6/1/41	2,163	2,446
Total FHLMC Mortgage Obligations		70,427
Federal National Mortgage Association (FNMA)—31.2%
#679247, 7.000%, due 8/1/17	1	1
#683100, 5.500%, due 2/1/18	73	75
#689612, 5.000%, due 5/1/18	35	36
#695910, 5.000%, due 5/1/18	95	98
#697593, 5.000%, due 5/1/18	83	86
#704049, 5.500%, due 5/1/18	190	195
#735357, 5.500%, due 5/1/18	249	257
#735003, 5.500%, due 7/1/18	257	265
#251960, 6.000%, due 9/1/18	1	2
#745498, 7.000%, due 11/1/18	121	123
#770395, 5.000%, due 4/1/19	3	3
#788424, 5.500%, due 9/1/19	17	17
#835563, 7.000%, due 10/1/20	15	16
#900725, 6.000%, due 8/1/21	36	39
#888555, 5.500%, due 9/1/21	4,205	4,496
#893325, 7.000%, due 9/1/21	13	14
#735104, 7.000%, due 5/1/22	2	2
#949589, 5.500%, due 8/1/22	2,884	3,135
#949592, 6.000%, due 8/1/22	4,626	5,113
#889342, 5.000%, due 3/1/23	52	55
#AA2924, 4.500%, due 4/1/24	276	298
#931299, 4.500%, due 6/1/24	628	678
#AC1848, 4.500%, due 9/1/24	395	428
#AC5410, 4.500%, due 10/1/24	313	338
#932095, 4.000%, due 11/1/24	1,435	1,528
#932100, 4.500%, due 11/1/24	264	285
#AC9560, 5.000%, due 1/1/25	1,851	1,990
#AD8164, 4.000%, due 8/1/25	645	690
#AB1459, 4.000%, due 9/1/25	288	309
#255956, 5.500%, due 10/1/25	20	22
#AH2671, 4.000%, due 1/1/26	1,166	1,245
#AI4872, 4.500%, due 6/1/26	425	459
#AL2851, 4.000%, due 8/1/26	2,034	2,178
#AI9811, 4.500%, due 8/1/26	342	368
#AJ3203, 4.000%, due 10/1/26	114	122

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AJ7724, 4.000%, due 12/1/26	$865	$924
#AJ9402, 4.000%, due 12/1/26	1,220	1,300
#AK7384, 4.000%, due 3/1/27	1,044	1,116
#AB4818, 4.000%, due 4/1/27	664	713
#AL2590, 4.000%, due 7/1/27	4,490	4,804
#AV6413, 4.000%, due 2/1/29	3,422	3,669
#252925, 7.500%, due 12/1/29	1	2
#535977, 6.500%, due 4/1/31	9	11
#253907, 7.000%, due 7/1/31	2	2
#587849, 6.500%, due 11/1/31	14	16
#545437, 7.000%, due 2/1/32	61	74
#545759, 6.500%, due 7/1/32	552	658
#545869, 6.500%, due 7/1/32	1,766	2,081
#678007, 6.000%, due 9/1/32	9	10
#670385, 6.500%, due 9/1/32	850	1,021
#254548, 5.500%, due 12/1/32	57	65
#677290, 6.000%, due 1/1/33	2,592	3,029
#684601, 6.000%, due 3/1/33	596	696
#703391, 5.000%, due 5/1/33	188	212
#708993, 5.000%, due 6/1/33	31	35
#730131, 5.000%, due 8/1/33	62	70
#741850, 5.500%, due 9/1/33	645	735
#739243, 6.000%, due 9/1/33	708	826
#739331, 6.000%, due 9/1/33	388	452
#555800, 5.500%, due 10/1/33	65	73
#555946, 5.500%, due 11/1/33	484	560
#756153, 5.500%, due 11/1/33	649	743
#AL3455, 5.500%, due 11/1/33	7,583	8,762
#725017, 5.500%, due 12/1/33	61	71
#AL3380, 5.500%, due 1/1/34	969	1,120
#763798, 5.500%, due 3/1/34	98	112
#725611, 5.500%, due 6/1/34	133	151
#783786, 5.500%, due 7/1/34	130	150
#786546, 6.000%, due 7/1/34	265	309
#787816, 6.000%, due 7/1/34	386	451
#745563, 5.500%, due 8/1/34	745	855
#794474, 6.000%, due 10/1/34	53	62
#745092, 6.500%, due 7/1/35	425	510
#357944, 6.000%, due 9/1/35	27	31
#829306, 6.000%, due 9/1/35	306	355
#836140, 5.500%, due 10/1/35	65	75
#843487, 6.000%, due 10/1/35	120	139
#849191, 6.000%, due 1/1/36	171	198
#745349, 6.500%, due 2/1/36	383	453
#888305, 7.000%, due 3/1/36	12	15
#895637, 6.500%, due 5/1/36	96	110
#831540, 6.000%, due 6/1/36	34	39
#745802, 6.000%, due 7/1/36	193	225
#886220, 6.000%, due 7/1/36	368	425
#AL3449, 6.000%, due 7/1/36	1,930	2,260
#893318, 6.500%, due 8/1/36	38	45
#831926, 6.000%, due 12/1/36	11	13
#902974, 6.000%, due 12/1/36	276	318
#909480, 6.000%, due 2/1/37	314	364

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AB0265, 6.000%, due 2/1/37		$18,491	$21,505
#888418, 5.500%, due 5/1/37		1,488	1,721
#938440, 6.000%, due 7/1/37		117	134
#928561, 6.000%, due 8/1/37		262	304
#948689, 6.000%, due 8/1/37		232	267
#888703, 6.500%, due 8/1/37		5,131	6,190
#946646, 6.000%, due 9/1/37		81	93
#888967, 6.000%, due 12/1/37		879	1,025
#AL0904, 5.500%, due 1/1/38		67	77
#889371, 6.000%, due 1/1/38		4,274	4,962
#889385, 6.000%, due 2/1/38		204	237
#962058, 6.500%, due 3/1/38		1,622	1,945
#934006, 6.500%, due 9/1/38		478	579
#986856, 6.500%, due 9/1/38		250	296
#AL5817, 6.000%, due 11/1/38		1,852	2,154
#991911, 7.000%, due 11/1/38		285	346
#AL3775, 5.000%, due 1/1/39		2,138	2,418
#AA7611, 5.000%, due 5/1/39		994	1,124
#AA8443, 5.000%, due 6/1/39		239	271
#AA8587, 5.500%, due 7/1/39		4,070	4,699
#931492, 6.000%, due 7/1/39		209	242
#AA6898, 6.000%, due 7/1/39		777	903
#931801, 5.000%, due 8/1/39		932	1,050
#AC1619, 5.500%, due 8/1/39		551	629
#AD0315, 6.500%, due 8/1/39		3,490	4,235
#AC0505, 5.500%, due 9/1/39		436	500
#932279, 5.000%, due 12/1/39		107	120
#AC9569, 5.000%, due 2/1/40		1,839	2,088
#932638, 5.000%, due 3/1/40		199	224
#932751, 5.000%, due 4/1/40		4,668	5,300
#AE0082, 5.000%, due 5/1/40		566	636
#AB1146, 5.000%, due 6/1/40		117	131
#AD7531, 5.500%, due 6/1/40		271	310
#AD8810, 5.500%, due 6/1/40		714	822
#AB1200, 5.500%, due 7/1/40		1,448	1,668
#AD7137, 5.500%, due 7/1/40		5,235	6,049
#AD9169, 5.500%, due 8/1/40		463	532
#AH0955, 5.000%, due 12/1/40		5,851	6,610
#AH5585, 5.000%, due 2/1/41		200	227
#AL0028, 5.000%, due 2/1/41		2,909	3,276
#AL5815, 5.500%, due 4/1/41		4,133	4,782
#AI6071, 5.000%, due 6/1/41		2,205	2,503
#AI4222, 5.000%, due 7/1/41		162	183
#AL0672, 5.000%, due 7/1/41		3,472	3,942
#AL0913, 6.000%, due 7/1/41		2,579	2,954
#AK2733, 5.000%, due 2/1/42		2,298	2,609
Total FNMA Mortgage Obligations			169,353
Asset-Backed Securities—2.9%
Hertz Vehicle Financing LLC—144A, 2013-1A, Tranche B1, 1.860%, 8/25/17	Baa1	2,875	2,870
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA+	3,000	2,996

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.696%, 9/15/20, VRN	AAA	$4,800	$4,887
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa2	3,045	3,014
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.936%, 1/15/43, VRN	AAA	2,000	2,020
Total Asset-Backed Securities			15,787
Corporate Obligations—43.8%
Penske Truck Leasing Co. L.P.—144A, 3.750%, due 5/11/17	BBB+	3,000	3,047
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,155
Morgan Stanley, 6.625%, due 4/1/18	A	3,400	3,716
The Goldman Sachs Group, Inc., 1.818%, due 4/30/18, VRN	A	3,744	3,761
Bank of America Corporation, 6.875%, due 11/15/18	A	1,100	1,231
Glencore Funding LLC—144A, 1.982%, due 1/15/19, VRN	BBB-	1,500	1,328
Petrobras Global Finance BV, 2.762%, due 1/15/19, VRN	BB+	4,000	3,260
CSX Corporation, 7.375%, due 2/1/19	BBB+	1,870	2,153
Cemex S.A.B. de C.V.—144A, 5.875%, due 3/25/19	BB-	3,000	3,023
Baidu, Inc., 2.750%, due 6/9/19	A	5,250	5,336
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	1,850	2,071
Republic Services, Inc., 5.500%, due 9/15/19	BBB+	1,725	1,917
Boston Properties L.P., 5.875%, due 10/15/19	A-	4,000	4,477
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	560
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB	4,000	4,754
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	4,000	4,473
United Continental Holdings, Inc., 6.000%, due 12/1/20	BB-	2,500	2,631
JBS USA LLC / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB+	3,000	3,003
Discovery Communications LLC, 4.375%, due 6/15/21	BBB-	3,100	3,253
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	3,372	3,700
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB+	2,855	3,133
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	1,200	1,324
Post Holdings, Inc., 7.375%, due 2/15/22	B	3,000	3,184

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Ball Corporation, 5.000%, due 3/15/22	BB+	$2,500	$2,625
Masco Corporation, 5.950%, due 3/15/22	BBB	3,800	4,190
United Rentals North America, Inc., 7.625%, due 4/15/22	BB-	2,500	2,675
Discover Financial Services, 5.200%, due 4/27/22	BBB+	3,000	3,212
The Goodyear Tire & Rubber Co., 7.000%, due 5/15/22	BB	2,000	2,150
Triumph Group, Inc., 5.250%, due 6/1/22	Ba3	2,000	1,810
Penske Automotive Group, Inc., 5.750%, due 10/1/22	B+	1,500	1,538
American Axle & Manufacturing, Inc., 6.625%, due 10/15/22	BB-	3,000	3,128
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	3,092	3,181
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB	3,225	3,326
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	3,500	3,548
MGM Resorts International, 6.000%, due 3/15/23	BB	3,000	3,120
Avis Budget Car Rental LLC, 5.500%, due 4/1/23	B+	2,500	2,434
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	1,300	1,277
Wells Fargo & Co., 4.480%, due 1/16/24	A+	5,000	5,437
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	3,500	3,404
BRF S.A.—144A, 4.750%, due 5/22/24	BBB	2,500	2,375
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,500	2,481
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,500	2,521
Synchrony Financial, 4.250%, due 8/15/24	BBB-	5,000	5,093
HSBC Holdings plc, 6.375%, due 9/17/24, VRN	BBB	3,500	3,255
BNP Paribas S.A., 4.250%, due 10/15/24	A	3,000	3,041
Owens Corning, 4.200%, due 12/1/24	BBB-	3,200	3,202
Credit Suisse Group AG—144A, 6.250%, due 12/18/24, VRN	BB+	2,000	1,843
USG Corp.—144A, 5.500%, due 3/1/25	BB+	3,000	3,131
Simon Property Group L.P., 3.300%, due 1/15/26	A	4,500	4,676
The Kroger Co., 8.000%, due 9/15/29	BBB	3,323	4,539
Comcast Corporation, 6.450%, due 3/15/37	A-	4,000	5,313

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Yum! Brands, Inc., 6.875%, due 11/15/37	BB	$1,500	$1,433
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	3,500	4,658
Philip Morris International, Inc., 6.375%, due 5/16/38	A	2,175	2,909
ConocoPhillips, 6.500%, due 2/1/39	A	4,125	4,524
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A	4,000	4,958
Petroleos Mexicanos, 6.500%, due 6/2/41	BBB+	2,500	2,366
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	4,000	4,511
Gilead Sciences, Inc., 5.650%, due 12/1/41	A	4,000	4,862
Citigroup, Inc., 5.875%, due 1/30/42	A	4,000	4,831
Bank of America Corporation, 5.875%, due 2/7/42	A	4,000	4,865
American International Group, Inc., 4.500%, due 7/16/44	A-	3,500	3,314
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	3,500	3,154
Northrop Grumman Corporation, 3.850%, due 4/15/45	BBB+	4,500	4,472
ERP Operating L.P., 4.500%, due 6/1/45	A-	4,500	4,791
Anheuser-Busch InBev Finance, Inc., 4.900%, due 2/1/46	A	3,500	3,921
Apple, Inc., 4.650%, due 2/23/46	AA+	5,000	5,472
Exxon Mobil Corporation, 4.114%, due 3/1/46	AAA	2,275	2,419
PepsiCo, Inc., 4.450%, due 4/14/46	A1	4,500	5,030
AT&T, Inc., 4.750%, due 5/15/46	A-	5,000	4,897
Microsoft Corporation, 4.750%, due 11/3/55	AAA	4,950	5,516
Total Corporate Obligations			237,918
Total Long-Term Investments—97.4% (cost $517,231)			529,086
Repurchase Agreements
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $4,754, collateralized by U.S. Treasury Note, 1.750%, due 3/31/22		4,754	4,754
Total Repurchase Agreement—0.9% (cost $4,754)			4,754
Commercial Paper
The Kroger Co. 144A, 0.530%, due 4/1/16		2,000	2,000

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount/ Contracts	Value
Commercial Paper—(continued)
BNP Paribas NY., 0.240%, due 4/1/16	$2,000	$2,000
Total Commercial Paper—0.8% (cost $4,000)		4,000
Purchased Option—0.0%
Eurodollar Future, September 2016, Strike $97, PUT	300	2
Total Purchased Option—0.0% (cost $95)		2
Total Investments—99.1% (cost $526,080)		537,842
Cash and other assets, less liabilities—0.9%		5,014
Net assets—100.0%		$542,856

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

VRN = Variable Rate Note

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount	Unrealized Appreciation (Depreciation)
CDX.IG-25	Buy	1.000%	December 2020	CME	$15,000	$(30)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—58.7%
U.S. Treasury Inflation Indexed Notes/Bonds—4.9%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$1,110	$1,207
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	3,249	3,475
Total U.S. Treasury Inflation Indexed Notes/Bonds		4,682
U.S. Treasury—1.0%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,000	953
Government National Mortgage Association (GNMA)—0.0%
#780405, 9.500%, due 11/15/17	4	4
#357322, 7.000%, due 9/15/23	32	35
Total GNMA Mortgage Obligations		39
Federal Home Loan Mortgage Corp. (FHLMC)—9.7%
#E90398, 7.000%, due 5/1/17	58	59
#E97112, 4.000%, due 5/1/18	30	32
#D95621, 6.500%, due 7/1/22	754	859
#J13022, 4.000%, due 9/1/25	569	610
#J16051, 4.500%, due 7/1/26	1,084	1,164
#A17603, 5.500%, due 1/1/34	801	919
#A45790, 7.500%, due 5/1/35	139	161
#G02141, 6.000%, due 3/1/36	337	388
#G03201, 6.500%, due 6/1/37	207	242
#A66843, 6.500%, due 10/1/37	361	429
#A81799, 6.500%, due 9/1/38	397	476
#G06964, 5.500%, due 11/1/38	1,209	1,394
#G05875, 5.500%, due 2/1/40	167	190
#C03665, 9.000%, due 4/1/41	408	511
#G06583, 5.000%, due 6/1/41	1,702	1,925
Total FHLMC Mortgage Obligations		9,359
Federal National Mortgage Association (FNMA)—43.1%
#735569, 8.000%, due 10/1/16	1	1
#643217, 6.500%, due 6/1/17	28	28
#679247, 7.000%, due 8/1/17	69	70
#695910, 5.000%, due 5/1/18	98	102
#740847, 6.000%, due 10/1/18	59	61
#323501, 6.500%, due 1/1/19	21	24
#751313, 5.000%, due 3/1/19	119	124
#852864, 7.000%, due 7/1/20	383	406
#458147, 10.000%, due 8/15/20	42	44
#835563, 7.000%, due 10/1/20	159	170
#831430, 5.500%, due 3/1/21	252	270
#888555, 5.500%, due 9/1/21	1,682	1,798
#735574, 8.000%, due 3/1/22	128	138
#679253, 6.000%, due 10/1/22	356	407
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	15
#982878, 4.500%, due 5/1/23	228	244
#AA6066, 4.000%, due 5/1/24	902	964
#932095, 4.000%, due 11/1/24	4,058	4,322
#AC5124, 4.000%, due 11/1/24	740	787
#932100, 4.500%, due 11/1/24	1,008	1,088
#AC6257, 4.000%, due 12/1/24	857	919

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AC0596, 4.000%, due 12/1/24		$222	$238
#AD4073, 4.000%, due 5/1/25		111	118
#AD4677, 4.000%, due 6/1/25		711	752
#935995, 4.000%, due 6/1/25		111	119
#AE1176, 4.000%, due 8/1/25		326	349
#255956, 5.500%, due 10/1/25		59	66
#AL2851, 4.000%, due 8/1/26		2,543	2,723
#AI9811, 4.500%, due 8/1/26		481	518
#AJ3203, 4.000%, due 10/1/26		1,137	1,220
#AJ7724, 4.000%, due 12/1/26		923	986
#256639, 5.000%, due 2/1/27		12	13
#AB4818, 4.000%, due 4/1/27		2,055	2,205
#AL2590, 4.000%, due 7/1/27		1,591	1,702
#806458, 8.000%, due 6/1/28		149	170
#880155, 8.500%, due 7/1/29		217	255
#797846, 7.000%, due 3/1/32		107	115
#745519, 8.500%, due 5/1/32		157	187
#654674, 6.500%, due 9/1/32		63	72
#733897, 6.500%, due 12/1/32		239	273
#688034, 5.500%, due 3/1/33		183	211
#254693, 5.500%, due 4/1/33		9	11
#555531, 5.500%, due 6/1/33		94	107
#711736, 5.500%, due 6/1/33		105	120
#555591, 5.500%, due 7/1/33		15	17
#762505, 5.500%, due 11/1/33		156	179
#AL3455, 5.500%, due 11/1/33		2,227	2,574
#776964, 5.000%, due 4/1/34		415	467
#725424, 5.500%, due 4/1/34		97	110
#824463, 5.500%, due 7/1/35		206	231
#888884, 5.500%, due 12/1/35		202	232
#886220, 6.000%, due 7/1/36		262	302
#AL3449, 6.000%, due 7/1/36		1,103	1,291
#888703, 6.500%, due 8/1/37		1,084	1,308
#928658, 6.500%, due 9/1/37		37	45
#889385, 6.000%, due 2/1/38		475	553
#962058, 6.500%, due 3/1/38		561	673
#AL5817, 6.000%, due 11/1/38		1,134	1,319
#991911, 7.000%, due 11/1/38		182	222
#AA8587, 5.500%, due 7/1/39		933	1,077
#AD0315, 6.500%, due 8/1/39		368	447
#AC3237, 5.000%, due 10/1/39		169	190
#AC6156, 5.500%, due 11/1/39		2,313	2,691
#AC9569, 5.000%, due 2/1/40		245	278
#AB1200, 5.500%, due 7/1/40		483	556
#AL0028, 5.000%, due 2/1/41		1,241	1,398
#AL5815, 5.500%, due 4/1/41		780	902
Total FNMA Mortgage Obligations			41,574
Asset-Backed Securities—8.0%
Hertz Vehicle Financing LLC—144A, 2013-1A, Tranche B1, 1.860%, 8/25/17	Baa1	833	832

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Harley-Davidson Motorcycle Trust, 2014-1, Tranche A2B, 0.606%, 4/15/18, VRN	AAA	$103	$103
Mercedes Benz Auto Lease Trust, 2016-A, Tranche A2B, 0.998%, 7/16/18, VRN	AAA	1,000	1,000
Harley-Davidson Motorcycle Trust, 2015-2, Tranche A2B, 0.686%, 1/15/19, VRN	AAA	1,357	1,355
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1.582%, 1/23/20, VRN	AAA	1,225	1,243
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA+	1,705	1,703
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.696%, 9/15/20, VRN	AAA	1,000	1,018
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.936%, 1/15/43, VRN	AAA	500	505
Total Asset-Backed Securities			7,759
Corporate Obligations—31.7%
Macquarie Group Ltd.—144A, 4.875%, due 8/10/17	A3	1,000	1,037
Morgan Stanley, 6.625%, due 4/1/18	A	1,000	1,093
The Goldman Sachs Group, Inc., 1.818%, due 4/30/18, VRN	A	1,000	1,005
Bank of America Corporation, 6.875%, due 11/15/18	A	1,000	1,119
Honeywell International, Inc., 5.000%, due 2/15/19	A	750	829
JPMorgan Chase & Co., 5.000%, due 7/1/19, VRN	BBB-	1,000	956
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A	750	829
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,000	1,119
Petroleos Mexicanos, 6.000%, due 3/5/20	BBB+	500	530
PepsiCo, Inc., 2.150%, due 10/14/20	A1	900	923
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	1,000	1,118
Mitsubishi UFJ Financial Group, Inc., 2.950%, due 3/1/21	A1	1,000	1,020
Discovery Communications LLC, 4.375%, due 6/15/21	BBB-	750	787
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	1,000	1,097
General Electric Capital Corporation, 4.650%, due 10/17/21	AA+	1,000	1,142
Ryder System, Inc., 3.450%, due 11/15/21	A-	900	919
Gilead Sciences, Inc., 4.400%, due 12/1/21	A	1,000	1,118
Masco Corporation, 5.950%, due 3/15/22	BBB	750	827

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount/ Contracts	Value
Corporate Obligations—(continued)
American International Group, Inc., 4.875%, due 6/1/22	A-	$1,000	$1,101
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	658	677
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	750	760
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	850	835
Wells Fargo & Co., 4.480%, due 1/16/24	A+	1,000	1,088
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	750	729
BRF S.A.—144A, 4.750%, due 5/22/24	BBB	750	713
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	750	756
Synchrony Financial, 4.250%, due 8/15/24	BBB-	700	713
BNP Paribas S.A., 4.250%, due 10/15/24	A	500	507
Brookfield Asset Management, Inc., 4.000%, due 1/15/25	A-	1,000	1,019
ConocoPhillips Co., 3.350%, due 5/15/25	A	750	719
ERP Operating L.P., 3.375%, due 6/1/25	A-	750	774
Philip Morris International, Inc., 3.375%, due 8/11/25	A	750	809
Simon Property Group L.P., 3.300%, due 1/15/26	A	750	779
Crown Castle Towers LLC—144A, 6.113%, due 1/15/40	A2	1,000	1,105
Total Corporate Obligations			30,552
Total Long-Term Investments—98.4% (cost $93,768)			94,918
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $545, collateralized by FNMA, 3.250%, due 12/27/32		545	545
Total Repurchase Agreement—0.6% (cost $545)			545
Commercial Paper
BNP Paribas NY., 0.240%, due 4/1/16		350	350
Total Commercial Paper—0.4% (cost $350)			350
Purchased Option—0.0%
Eurodollar Future, September 2016, Strike $97, PUT		150	1
Total Purchased Option—0.0% (cost $47)			1

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.4% (cost $94,710)	$95,814
Cash and other assets, less liabilities—0.6%	535
Net assets—100.0%	$96,349

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.
The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—53.3%
Federal Home Loan Mortgage Corp. (FHLMC)—16.8%
#E95760, 4.500%, due 4/1/18	$5	$5
#E99582, 5.000%, due 9/1/18	9	9
#E99684, 5.000%, due 10/1/18	210	218
#B11362, 5.500%, due 12/1/18	21	21
#B11849, 5.500%, due 1/1/19	56	58
#B13870, 4.500%, due 5/1/19	44	45
#G11604, 5.000%, due 7/1/19	52	55
#G11596, 5.500%, due 8/1/19	44	46
#G11605, 5.500%, due 9/1/19	25	26
#B17294, 5.000%, due 11/1/19	121	128
#B19222, 4.500%, due 4/1/20	113	118
#G11697, 5.500%, due 4/1/20	113	119
#J02537, 5.000%, due 9/1/20	44	46
#G11836, 5.500%, due 12/1/20	14	16
#G12113, 5.500%, due 5/1/21	136	146
#G12395, 6.000%, due 10/1/21	493	535
#E02322, 5.500%, due 5/1/22	30	32
#G12725, 6.000%, due 6/1/22	189	208
#G13124, 6.000%, due 12/1/22	97	106
#J06871, 5.500%, due 1/1/23	89	96
#J08450, 5.500%, due 7/1/23	41	45
#J08703, 5.500%, due 9/1/23	77	83
#J10351, 4.000%, due 7/1/24	162	172
#C00351, 8.000%, due 7/1/24	59	69
#J10600, 4.000%, due 8/1/24	11	11
#G13695, 4.000%, due 9/1/24	701	748
#J11208, 5.000%, due 11/1/24	99	106
#G00363, 8.000%, due 6/1/25	90	103
#J12853, 4.000%, due 8/1/25	199	213
#C80329, 8.000%, due 8/1/25	20	23
#J13022, 4.000%, due 9/1/25	228	244
#J14491, 4.000%, due 2/1/26	3,603	3,856
#J16051, 4.500%, due 7/1/26	2,445	2,626
#G30348, 6.000%, due 7/1/27	1,235	1,421
#G07837, 6.500%, due 2/1/38	1,884	2,221
#G04424, 6.000%, due 6/1/38	88	103
#G04778, 6.000%, due 7/1/38	107	125
#G04544, 6.000%, due 8/1/38	425	491
#G04687, 6.000%, due 9/1/38	108	122
#G04745, 6.000%, due 9/1/38	58	67
#A81799, 6.500%, due 9/1/38	373	447
#G06085, 6.500%, due 9/1/38	15	17
#G06964, 5.500%, due 11/1/38	3,607	4,158
#G05723, 6.500%, due 11/1/38	1,624	1,874
#G06017, 5.500%, due 6/1/40	1,357	1,543
#4122, Tranche FP, 0.836%, due 10/15/42, VRN	979	983
Total FHLMC Mortgage Obligations		23,904
Federal National Mortgage Association (FNMA)—36.5%
#672953, 5.000%, due 12/1/17	6	6
#888979, 6.000%, due 12/1/17	1	1
#678938, 5.500%, due 2/1/18	34	35
#695838, 5.500%, due 4/1/18	17	17

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#697593, 5.000%, due 5/1/18	$55	$57
#709848, 5.000%, due 6/1/18	35	36
#656573, 5.000%, due 6/1/18	42	43
#705741, 5.000%, due 6/1/18	30	31
#728715, 5.000%, due 7/1/18	73	75
#711991, 5.000%, due 8/1/18	42	44
#257378, 5.000%, due 9/1/18	10	10
#743183, 5.000%, due 10/1/18	19	20
#749596, 5.000%, due 11/1/18	77	80
#753866, 6.000%, due 12/1/18	118	122
#761246, 5.000%, due 1/1/19	104	109
#766059, 5.500%, due 2/1/19	89	93
#766276, 5.000%, due 3/1/19	289	302
#751313, 5.000%, due 3/1/19	52	54
#779363, 5.000%, due 6/1/19	26	26
#785259, 5.000%, due 8/1/19	100	105
#788424, 5.500%, due 9/1/19	67	70
#761489, 5.500%, due 9/1/19	60	63
#725953, 5.000%, due 10/1/19	33	35
#745877, 5.000%, due 1/1/20	72	77
#AL5831, 5.000%, due 1/1/20	3,860	3,987
#357865, 5.000%, due 7/1/20	71	76
#888105, 5.000%, due 8/1/20	5	5
#357978, 5.000%, due 9/1/20	717	759
#844026, 6.000%, due 11/1/20	338	360
#745735, 5.000%, due 3/1/21	285	303
#879607, 5.500%, due 4/1/21	46	50
#831497, 6.000%, due 4/1/21	155	166
#831525, 5.500%, due 6/1/21	58	62
#888555, 5.500%, due 9/1/21	2,115	2,261
#880993, 6.000%, due 1/1/22	11	12
#888982, 6.000%, due 12/1/22	188	208
#972934, 5.500%, due 2/1/23	166	182
#889342, 5.000%, due 3/1/23	56	59
#982878, 4.500%, due 5/1/23	206	221
#889670, 5.500%, due 6/1/23	60	65
#555734, 5.000%, due 7/1/23	450	497
#AE0011, 5.500%, due 9/1/23	72	77
#747339, 5.500%, due 10/1/23	233	261
#995395, 6.000%, due 12/1/23	165	182
#AA4519, 4.500%, due 3/1/24	743	796
#934808, 4.500%, due 3/1/24	109	116
#AA5028, 4.500%, due 4/1/24	184	198
#AA5999, 4.500%, due 5/1/24	1,215	1,302
#190988, 9.000%, due 6/1/24	49	54
#AC1848, 4.500%, due 9/1/24	421	455
#AC6600, 4.500%, due 11/1/24	44	47
#AL3422, 5.000%, due 1/1/25	728	788
#AL3889, 4.000%, due 5/1/25	302	324
#AE1176, 4.000%, due 8/1/25	611	655
#AI4856, 4.500%, due 6/1/26	1,599	1,725
#AI4872, 4.500%, due 6/1/26	64	69
#AL2851, 4.000%, due 8/1/26	2,441	2,614
#AK7384, 4.000%, due 3/1/27	444	474

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AL2590, 4.000%, due 7/1/27		$2,652	$2,837
#759336, 6.000%, due 1/1/34		1,695	1,983
#AL3449, 6.000%, due 7/1/36		1,765	2,066
#886762, 7.000%, due 9/1/36		409	472
#831926, 6.000%, due 12/1/36		729	843
#899057, 6.000%, due 3/1/37		86	100
#928574, 6.000%, due 7/1/37		153	177
#948637, 6.500%, due 8/1/37		512	589
#888703, 6.500%, due 8/1/37		4,049	4,884
#965534, 6.000%, due 1/1/38		58	67
#889371, 6.000%, due 1/1/38		977	1,134
#889385, 6.000%, due 2/1/38		679	790
#975649, 6.000%, due 7/1/38		155	178
#889987, 5.500%, due 8/1/38		107	124
#AD0100, 7.000%, due 12/1/38		1,071	1,326
#AA8706, 5.500%, due 6/1/39		2,922	3,372
#AD0315, 6.500%, due 8/1/39		800	971
#AC3270, 5.500%, due 9/1/39		1,816	2,115
#AD3360, 5.500%, due 5/1/40		2,247	2,589
#AL5815, 5.500%, due 4/1/41		3,899	4,512
Total FNMA Mortgage Obligations			52,050
Asset-Backed Securities—23.1%
Mercedes Benz Auto Lease Trust, 2014-A, Tranche A3, 0.680%, 12/15/16	AAA	96	96
BMW Vehicle Owner Trust, 2014-A, Tranche A2, 0.530%, 4/25/17	Aaa	7	7
Volvo Financial Equipment LLC—144A, 2015-1A, Tranche A2, 0.950%, 11/15/17	Aaa	750	749
John Deere Owner Trust 2015, 2015-A, Tranche A2B, 0.706%, 2/15/18, VRN	Aaa	106	105
Ford Credit Auto Owner Trust, 2015-B, Tranche A2B, 0.666%, 3/15/18, VRN	Aaa	940	939
Harley-Davidson Motorcycle Trust, 2014-1, Tranche A2B, 0.606%, 4/15/18, VRN	AAA	248	248
Mercedes Benz Auto Lease Trust, 2016-A, Tranche A2B, 0.998%, 7/16/18	Aaa	2,800	2,801
Ford Credit Floorplan Master Owner Trust A, 2013-5, Tranche A2, 0.906%, 9/15/18, VRN	AAA	200	200
Ford Credit Auto Lease Trust, 2016-A, Tranche A2B, 0.940%, 11/15/18, VRN	AAA	650	650
Ford Credit Auto Owner Trust, 2016-A, Tranche A2B, 0.836%, 12/15/18, VRN	AAA	1,550	1,552
Citibank Credit Card Issuance Trust, 2006-A8, Tranche A8, 0.662%, 12/17/18, VRN	AAA	200	200
Harley-Davidson Motorcycle Trust, 2015-2, Tranche A2B, 0.686%, 1/15/19, VRN	AAA	1,357	1,356
Capital One Multi-Asset Execution Trust, 2013-A2, Tranche A2, 0.616%, 2/15/19, VRN	AAA	2,000	2,000
Discover Card Master Trust, 2012-A4, Tranche A, 0.806%, 11/15/19, VRN	AAA	2,000	2,004

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Bank of America Credit Card Trust, 2007-A11, Tranche A11, 0.506%, 12/15/19, VRN	AAA	$915	$913
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.516%, 12/16/19, VRN	AAA	715	714
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1.582%, 1/23/20, VRN	AAA	2,980	3,024
Mercedes-Benz Master Owner Trust—144A, 2015-BA, Tranche A, 0.816%, 4/15/20, VRN	Aaa	1,500	1,495
Citibank Credit Card Issuance Trust, 2013-A2, Tranche A2, 0.712%, 5/26/20, VRN	AAA	1,900	1,898
Chase Issuance Trust, 2013-A6, Tranche A6, 0.856%, 7/15/20, VRN	AAA	2,000	2,003
Discover Card Execution Note Trust, 2015-A1, Tranche A1, 0.886%, 8/17/20, VRN	AAA	1,950	1,950
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.696%, 9/15/20, VRN	AAA	2,200	2,240
Bank of America Credit Card Trust, 2014-A1, Tranche A, 0.816%, 6/15/21, VRN	AAA	1,000	1,000
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.696%, 8/16/21, VRN	AAA	515	513
Capital One Multi-Asset Execution Trust, 2014-A3, Tranche A3, 0.816%, 1/18/22, VRN	AAA	750	749
SLM Student Loan Trust, 2008-4, Tranche A4, 2.269%, 7/25/22, VRN	Aaa	1,030	1,027
Sierra Timeshare 2012-2 Receivables Funding LLC—144A, 2012-2A, Tranche A, 2.380%, 3/20/29	A+	308	308
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.936%, 1/15/43, VRN	AAA	2,250	2,272
Total Asset-Backed Securities			33,013
Corporate Obligations—23.2%
HSBC Finance Corporation, 1.065%, due 6/1/16, VRN	A+	1,550	1,550
Bank of America NA, 0.914%, due 6/15/16, VRN	A2	2,300	2,299
Macquarie Bank Ltd.—144A, 1.084%, due 6/15/16, VRN	A	1,400	1,401
Bayer US Finance LLC—144A, 0.867%, due 10/7/16, VRN	A-	1,000	1,000
Fifth Third Bancorp, 1.043%, due 12/20/16, VRN	A-	1,000	997
JPMorgan Chase & Co., 1.138%, due 2/15/17, VRN	A+	1,000	1,001
Barclays Bank plc, 1.198%, due 2/17/17, VRN	A2	1,620	1,619
Nissan Motor Acceptance Corp.—144A, 1.182%, due 3/3/17, VRN	A-	1,500	1,501
Citigroup, Inc., 1.175%, due 3/10/17, VRN	A	1,500	1,498
Mizuho Bank Ltd.—144A, 1.050%, due 4/16/17, VRN	A1	1,000	996
Tencent Holdings Ltd.—144A, 2.000%, due 5/2/17	A+	1,200	1,206

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount/ Contracts	Value
Corporate Obligations—(continued)
American Express Credit Corporation, 0.906%, due 6/5/17, VRN	A+	$1,000	$995
Standard Chartered plc—144A, 0.974%, due 9/8/17, VRN	A1	2,000	1,982
Royal Bank of Canada, 0.882%, due 10/13/17, VRN	AA	1,725	1,718
Canadian National Railway Co., 0.787%, due 11/14/17, VRN	A	500	499
General Electric Capital Corporation, 1.136%, due 12/7/17, VRN	AA+	500	498
Exxon Mobil Corporation, 1.232%, due 2/28/18, VRN	AAA	1,000	1,003
Wells Fargo & Co., 1.249%, due 4/23/18, VRN	AA-	1,000	1,000
Morgan Stanley, 1.899%, due 4/25/18, VRN	A	2,000	2,013
The Goldman Sachs Group, Inc., 1.818%, due 4/30/18, VRN	A	2,000	2,009
KeyBank NA, 1.155%, due 6/1/18, VRN	A-	1,200	1,194
PNC Bank NA, 1.055%, due 6/1/18, VRN	A+	1,035	1,025
Toyota Motor Credit Corporation, 1.439%, due 2/19/19, VRN	AA-	1,000	1,005
American Honda Finance Corporation, 1.443%, due 2/22/19, VRN	A+	1,000	1,003
PepsiCo, Inc., 1.215%, due 2/22/19, VRN	A1	1,000	1,006
Johnson & Johnson, 0.905%, due 3/1/19, VRN	AAA	1,000	1,004
Total Corporate Obligations			33,022
Total Long-Term Investments—99.6% (cost $141,797)			141,989
Purchased Option—0.0%
Eurodollar Future, September 2016, Strike $97, PUT		300	2
Total Purchased Option—0.0% (cost $95)			2
Total Investments—99.6% (cost $141,892)			141,991
Securities Sold Short, Not Yet Purchased
U.S. Government and U.S. Government Agency—(7.2)%
Federal National Mortgage Association (FNMA)—(7.2)%
TBA, 2.500%, due 4/1/31		(10,000)	(10,266)
Total Securities Sold Short, Not Yet Purchased—(7.2)% (proceeds $10,191)			(10,266)

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Cash and other assets, less liabilities—7.6%	$10,802
Net assets—100.0%	$142,527

VRN = Variable Rate Note

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.
The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2016. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares/ Principal Amount	Value
Exchange-Traded Funds—56.1%
Equity Exchange-Traded Funds—43.0%
Consumer Staples Select Sector SPDR Fund	707,000	$37,506
Energy Select Sector SPDR Fund	512,000	31,703
Global X MSCI Greece ETF(a)	2,499,000	18,817
iShares Global Energy ETF(a)	596,000	17,589
iShares MSCI India ETF	1,686,000	45,724
iShares MSCI Japan ETF(a)	2,396,000	27,338
iShares MSCI Switzerland Capped ETF	510,000	15,162
iShares Russell 1000 Growth ETF	313,000	31,231
iShares Russell 1000 Value ETF(a)	2,227,000	220,050
Market Vectors Russia ETF	1,154,000	18,880
SPDR S&P 500 ETF Trust	1,362,000	279,973
Total Equity Exchange-Traded Funds		743,973
Fixed Income Exchange-Traded Funds—13.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,308,000	155,417
SPDR Barclays High Yield Bond ETF	1,653,000	56,615
WisdomTree Emerging Markets Local Debt Fund ETF	415,000	15,280
Total Fixed Income Exchange-Traded Funds		227,312
Total Exchange-Traded Funds—56.1% (cost $988,464)		971,285
Repurchase Agreement—25.5%
Fixed Income Clearing Corporation, 0.030% dated 3/31/16, due 4/1/16, repurchase price $442,524, collateralized by FFCB, 3.020%-3.500%, due 8/19/25-3/14/31, and FHLB, 3.180%-3.300%, due 5/7/32-11/26/32, and FHLMC, 6.250%, due 7/15/32, and FNMA, 2.625%-7.125%, due 9/6/24-9/27/32, and U.S. Treasury Note, 2.375%, due 8/15/24	$442,523	442,523
Total Repurchase Agreement—25.5% (cost $442,523)		442,523
U.S. Government—19.2%
U.S. Treasury Bill, 0.162%, due 4/28/16 (a)	12,000	11,998
U.S. Treasury Bill, 0.124%, due 5/26/16 (a)	12,000	11,998
U.S. Treasury Bill, 0.203%, due 6/23/16 (a)(b)	35,000	34,984
U.S. Treasury Bill, 0.262%, due 7/21/16 (a)(b)	35,000	34,972
U.S. Treasury Bill, 0.332%, due 8/18/16 (a)(b)	35,000	34,955
U.S. Treasury Bill, 0.326%, due 9/15/16 (a)(b)	35,000	34,948
U.S. Treasury Bill, 0.276%, due 10/13/16 (a)(b)	35,000	34,948
U.S. Treasury Bill, 0.278%, due 11/10/16 (a)(b)	35,000	34,940
U.S. Treasury Bill, 0.340%, due 12/8/16 (a)(b)	35,000	34,918
U.S. Treasury Bill, 0.478%, due 1/5/17 (a)(b)	35,000	34,872
U.S. Treasury Bill, 0.535%, due 2/2/17	10,000	9,956
U.S. Treasury Bill, 0.557%, due 3/2/17	10,000	9,949
U.S. Treasury Bill, 0.588%, due 3/30/17	10,000	9,942
Total U.S. Government—19.2% (cost $333,211)		333,380

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Contracts	Value
Purchased Options—0.3%
FTSE 100 Index, July 2016, Strike 6100 GBP, CALL	313	$1,180
FTSE 100 Index, June 2016, Strike 6100 GBP, CALL	313	863
GBP PUT/USD CALL, May 2016, Strike 1.4126	45,706,000	549
KOSPI 200 Index, April 2016, Strike 244 KRW, CALL	170,066,000	483
S&P 500 Index, May 2016, Strike $2,025, CALL	336	1,959
US 10 YR, May 2016, Strike $126, PUT	1,940	30
Total Purchased Options—0.3% (cost $6,011)		5,064
Total Investments in Securities—101.1% (cost $1,770,209)		1,752,252
Written Option—0.0%
NIKKEI 225 Index, April 2016, Strike 16,875 JPY, CALL	(227)	(313)
Total Written Option—0.0% (premium received $937)		(313)
Liabilities, plus cash and other assets—(1.1)%		(18,830)
Net assets—100.0%		$1,733,109

(a) Security, or portion of security, is pledged as collateral for the credit default swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $74,796.

(b) Security, or portion of security, is segregated as collateral for OTC swap contracts and a written option aggregating a total value of $39,349.

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended March 31, 2016 with companies deemed affiliated during the period or at March 31, 2016.

		Share Activity				Period Ended March 31, 2016

									Change in net
									unrealized
		Balance			Balance		Dividend	Net realized	appreciation
	Security Name	12/31/2015	Purchases	Sales	3/31/2016	Value	Income	gain (loss)	(depreciation)
π	Global X MSCI Greece ETF	1,987,000	512,000	—	2,499,000	$18,817	$—	$—	$(611)
						$18,817	$—	$—	$(611)

π	Affiliated company at March 31, 2016. The Fund’s total value in companies deemed to be affiliated at March 31, 2016 was $18,817.

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
6/15/16	Brazilian Real	Citibank N.A. London	237,100	$64,568	$1,889
6/15/16	Chinese Yuan Renminbi	Citibank N.A. London	221,184	34,081	428
6/15/16	Colombian Peso	Citibank N.A. London	157,117,372	51,929	3,436
6/15/16	Hungarian Forint	Citibank N.A. London	15,638,284	56,626	1,230
6/15/16	Indonesian Rupiah	Citibank N.A. London	1,540,508,258	115,917	947
6/15/16	Indian Rupee	Citibank N.A. London	6,870,711	102,536	1,930
6/15/16	Mexican Peso	Citibank N.A. London	1,417,320	81,471	1,587
6/15/16	Malaysian Ringgit	Citibank N.A. London	352,927	90,989	4,929
6/15/16	Polish Zloty	Citibank N.A. London	183,134	49,037	2,535
6/15/16	Russian Ruble	Citibank N.A. London	3,654,529	53,363	3,455
6/15/16	Singapore Dollar	Citibank N.A. London	64,725	47,998	1,280
6/15/16	New Turkish Lira	Citibank N.A. London	50,259	17,473	610
6/15/16	South African Rand	Citibank N.A. London	675,607	45,067	1,816
					$26,072
Sold
6/15/16	Australian Dollar	Citibank N.A. London	74,678	$57,042	$(1,408)
6/15/16	Swiss Franc	Citibank N.A. London	206,084	215,064	(8,090)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts (continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
Sold—(continued)
6/15/16	Czech Koruna	Citibank N.A. London	1,917,406	$80,828	$(2,916)
6/15/16	Euro	Citibank N.A. London	122,300	139,497	(5,143)
6/15/16	British Pound Sterling	Citibank N.A. London	39,956	57,401	(636)
6/15/16	Hong Kong Dollar	Citibank N.A. London	724,119	93,387	(45)
6/15/16	Indian Rupee	Citibank N.A. London	1,374,212	20,508	(418)
6/15/16	Japanese Yen	Citibank N.A. London	284,588	2,534	(3)
6/15/16	South Korean Won	Citibank N.A. London	8,960,418	7,806	(427)
6/15/16	New Zealand Dollar	Citibank N.A. London	126,381	87,008	(1,904)
6/15/16	Thai Baht	Citibank N.A. London	4,267,441	121,088	(375)
6/15/16	Taiwan Dollar	Citibank N.A. London	245,758	7,646	(183)
					$(21,548)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in thousands)	Net Unrealized Appreciation (Depreciation)
Long
204	Amsterdam Index	April 2016	Euro	17,940	$(1)
146	IBEX 35 Index	April 2016	Euro	12,687	(657)
2,162	OMXS 30 Index	April 2016	Swedish Krona	290,681	(1,257)
90	HANG SENG Index	April 2016	Hong Kong Dollar	93,632	255
2,170	MSCI Singapore ETS Index	April 2016	Singapore Dollar	69,201	195
325	MSCI Taiwan Index	April 2016	U.S. Dollar	10,465	74
269	KOSPI 200 Index	June 2016	South Korean Won	33,140,800	459
385	10YR JGB Mini	June 2016	Japanese Yen	5,832,365	49
275	SPI 200 Index	June 2016	Australian Dollar	34,829	(232)
5,774	EURO STOXX Index	June 2016	Euro	28,379	(1,773)
671	FTSE MIB Index	June 2016	Euro	59,370	(3,221)
					$(6,109)
Short
87	CAC 40 Index	April 2016	Euro	3,814	$75
300	H-Shares Index	April 2016	Hong Kong Dollar	135,030	(610)
30	EURO-BTP	June 2016	Euro	4,219	(92)
180	EURO-OAT*	June 2016	Euro	28,483	(462)
90	German Euro Bund*	June 2016	Euro	14,699	(81)
360	NIKKEI 225 Index	June 2016	Japanese Yen	3,019,500	14
2,395	FTSE 40 Index	June 2016	South African Rand	1,120,692	(984)
155	S&P TSX 60 Index	June 2016	Canadian Dollar	24,397	(128)
146	DAX Index	June 2016	Euro	36,500	(693)
1,604	EURO STOXX 50 Index	June 2016	Euro	47,013	600
29	FTSE 100 Index	June 2016	British Pound Sterling	1,773	(26)
1,432	MEX BOLSA Index	June 2016	Mexican Peso	657,617	(1,161)
505	Russell 2000 Mini Index	June 2016	U.S. Dollar	56,035	(2,628)
4,870	S&P 500 E Mini Index	June 2016	U.S. Dollar	499,540	(13,172)
555	10YR Can Bond	June 2016	Canadian Dollar	78,299	390
12	10YR US Treasury Notes*	June 2016	U.S. Dollar	1,565	2
120	Long Gilt	June 2016	British Pound Sterling	14,546	13

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Futures Contracts (continued)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in thousands)	Net Unrealized Appreciation (Depreciation)
450	5YR US Treasury Notes*	June 2016	U.S. Dollar	54,524	$(61)
					$(19,004)

*Exposure to Futures Contract is achieved through the use of a swap contract with Credit Suisse.

Interest Rate Swaps

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
6 Month Swiss Franc LIBOR Rate	Receive	1.250%	June 2025	Credit Suisse International	44,750 CHF	$(2,968)
6 Month Swiss Franc LIBOR Rate	Receive	1.250%	June 2025	Goldman Sachs International	4,200 CHF	(160)
						$(3,128)

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
Consumer Discretionary Select Sector Total Return Index	Receive	3 Month LIBOR minus 42 bp	May 2016	Goldman Sachs International	$57,469	$(4,405)
Dow Jones US Health Care Total Return Index	Receive	3 Month LIBOR minus 30 bp	May 2016	Goldman Sachs International	24,721	(866)
Dow Jones US Telecommunications Total Return Index	Receive	3 Month LIBOR minus 45 bp	May 2016	Goldman Sachs International	32,663	(2,441)
MSCI China Small Cap Index (Net)	Pay	1 Month LIBOR plus 30 bp - 75 bp	Apr 2016 to Mar 2017	Credit Suisse International	16,488	(2,381)
MSCI China Small Cap Index (Net)	Pay	1 Month LIBOR plus 125 bp	Aug 2016 to Nov 2016	Goldman Sachs International	20,123	(2,230)
MSCI China Small Cap Index (Net)	Pay	1 Month LIBOR plus 20 bp	Dec 2016	Citibank N.A.	7,042	(606)
MSCI Emerging Markets Small Cap (Net)	Pay	1 Month LIBOR plus 110 bp - 115 bp	Aug 2016 to Sep 2016	Goldman Sachs International	4,161	(455)
MSCI Emerging Markets Small Cap (Net)	Pay	1 Month LIBOR plus 94 bp – 96bp	Nov 2016 to Mar 2017	Credit Suisse International	31,750	851
MSCI Vietnam Daily Total Return Index	Pay	3 Month LIBOR plus 100 bp	May 2016	Goldman Sachs International	16,564	317
Vietnam Equity Basket	Pay	3 Month LIBOR plus 100 bp	May 2016	Goldman Sachs International	17,075	36
						$(12,180)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2016 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
iTRAXX Europe S24	Sell	1.000%	December 2020	ICE	48,000 EUR	$337
iTRAXX Europe Crossover S24	Sell	5.000%	December 2020	ICE	15,895 EUR	80
						$417

Variance Swaps

Reference Entity	Pay/Receive Variance	Variance Strike Price	Maturity Dates	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	Pay	841.00	Apr 2016	Credit Suisse International	159	$515
Euro Stoxx 50	Pay	910.23	Dec 2017	Citibank N.A	757	2,594
						$3,109

Total Net Unrealized Appreciation (Depreciation) on Swaps						$(11,782)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of the following twenty-three funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Equity
Large Cap Value	Institutional International Equity
Mid Cap Growth	International Growth
Mid Cap Value	Institutional International Growth
Small-Mid Cap Growth	International Small Cap Growth
Small-Mid Cap Value	Emerging Markets Leaders
Small Cap Growth	Emerging Markets Growth
Small Cap Value	Emerging Markets Small Cap Growth

Global Equity Fund	Fixed Income Funds
Global Leaders	Bond
Income
Low Duration
Multi-Asset and Alternative Fund
Macro Allocation

The investment objectives of the Funds are as follows:

Domestic Equity	Long-term capital appreciation.
Global Equity	Long-term capital appreciation.
International Equity	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal. (Maximize total return—Low Duration).
Multi-Asset and Alternative	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at March 31, 2016 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$643,899	$156,170	$(17,643)	$138,527
Large Cap Growth	68,683	13,978	(1,012)	12,966
Large Cap Value	2,376	355	(30)	325
Mid Cap Growth	166,866	19,124	(4,657)	14,467
Mid Cap Value	2,330	537	(121)	416
Small-Mid Cap Growth	1,032,070	152,827	(22,827)	130,000
Small-Mid Cap Value	3,699	648	(204)	444
Small Cap Growth	308,464	50,304	(15,781)	34,523
Small Cap Value	493,029	104,182	(24,137)	80,045
Global Leaders	137,412	16,830	(3,040)	13,790
International Leaders	150,642	14,009	(3,007)	11,002
International Equity	55,102	8,133	(3,531)	4,602
Institutional International Equity	14,378	1,659	(987)	672
International Growth	3,138,208	343,748	(114,678)	229,070
Institutional International Growth	1,884,025	192,619	(72,347)	120,272
International Small Cap Growth	512,952	74,352	(19,027)	55,325
Emerging Markets Leaders	119,497	3,158	(3,954)	(796)
Emerging Markets Growth	862,402	33,000	(23,091)	9,909
Emerging Markets Small Cap Growth	262,283	23,154	(5,815)	17,339
Bond	521,326	14,947	(3,185)	11,762
Income	94,165	1,724	(620)	1,104
Low Duration	141,897	888	(870)	18
Macro Allocation	1,331,545	8,209	(30,025)	(21,816)

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of March 31, 2016, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. When a Fund sells TBAs, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices).

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements and commercial paper are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. Futures contracts (and options and swaps thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Over-the-Counter (“OTC”) swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices.

Investments in other investment funds that are not exchange-traded funds are valued at the underlying fund’s ending net asset value on the date of valuation.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of March 31, 2016, there were securities held in the International Growth, Institutional International Growth, Emerging Markets Growth, and Emerging Markets Small Cap Growth Funds requiring fair valuation pursuant to the Trust’s Valuation Procedures.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Repurchase agreements and commercial paper are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the year, in the following tables with the reasons for the transfers disclosed in a note to the tables, if applicable. Transfer amounts are based on end of period values.

As of March 31, 2016, the hierarchical input levels of securities in each Fund, segregated by security class or other financial instruments, are as follows (in thousands):

3

Investments in securities	Growth	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
Level 1—Quoted prices
Common Stocks	$782,426	$81,649	$2,701	$181,333	$2,746
Level 2—Other significant observable inputs
Short-Term Investments	19,335	754	—	5,186	—
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$801,761	$82,403	$2,701	$186,519	$2,746

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$1,162,070	$4,143	$330,800	$573,074
Exchange-Traded Fund	—	—	12,187	—
Level 2—Other significant observable inputs
Short-Term Investments	30,774	75	11,614	9,095
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$1,192,844	$4,218	$354,601	$582,169

Investments in securities	Global Leaders	International Leaders	International Equity	Institutional International Equity	International Growth
Level 1—Quoted prices
Common Stocks	$151,202	$161,644	$59,220	$14,929	$3,364,951
Level 2—Other significant observable inputs
Affiliated Fund	—	—	—	—	2,327
Common Stocks	—	—	484	121	—
Short-Term Investments	3,014	4,974	1,702	261	22,520
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$154,216	$166,618	$61,406	$15,311	$3,389,798
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	$—	$—	$—	$—	$—
Transfers from Level 2 to Level 1	—	—	—	—	—

Investments in securities	Institutional International Growth	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$2,002,851	$564,878	$113,984	$841,771	$264,922
Preferred Stocks	—	—	1,229	4,706	—
Level 2—Other significant observable inputs
Affiliated Fund	1,446	—	—	2,855	—
Common Stocks	—	3,399	3,488	22,979	14,188
Short-Term Investments	21,466	8,661	3,939	40,155	941
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	512
Total investments in securities	$2,025,763	$576,938	$122,640	$912,466	$280,563
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	$—	$—	$—	$—	$—
Transfers from Level 2 to Level 1	—	—	—	—	—

4

Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1—Quoted Prices
Exchange-Traded Funds	$—	$—	$—	$971,285
Purchased Options	2	1	2	4,032
Level 2—Other significant observable inputs
Asset-Backed Securities	15,787	7,759	33,013	—
Commercial Paper	4,000	350	—	—
Corporate Obligation/Notes	237,918	30,552	33,022	—
Purchased Options	—	—	—	1,032
Short-Term Investments	4,754	545	—	442,523
U.S. Government and U.S. Government Agency	275,381	56,607	75,954	333,380
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Written Options	—	—	—	(313)
Level 2—Other significant observable inputs
None	—	—	—	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$537,842	$95,814	$141,991	$1,751,939
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$2,124
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	26,072
Futures Contracts	—	—	—	2
Swaps	—	—	—	4,730
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	(26,635)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(21,548)
Futures Contracts	—	—	—	(604)
Swaps	(30)	—	—	(16,512)
U.S. Government and U.S. Government Agency	—	—	(10,266)
Level 3—Significant unobservable inputs
None	—	—	—	—
Total other financial instruments	$(30)	$—	$(10,266)	$(32,371)

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an independent pricing service approved by the Board of Trustees. See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the International Growth, Institutional International Growth and Emerging Markets Small Cap Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, and market trends that influence its performance. Level 3 securities represented 0.07%, 0.07%, 0.32%, and 0.18% as a percentage of Net Assets in the International Growth, Institutional International Growth, Emerging Markets Growth, and Emerging Markets Small Cap Growth Funds, respectively.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

The Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow the Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

6

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money.

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, or the variance strike price of the reference entity, to the receiver for the floating rate, or realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

7

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 20, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 20, 2016

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: May 20, 2016